 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 14, 2020

No. 811-22995
No. 333-198603

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	⌧
Pre-Effective Amendment No. __	□

Post-Effective Amendment No. 42	⌧
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	⌧

Amendment No. 43	⌧

(Check appropriate box or boxes)

TRIMTABS ETF TRUST
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas
2nd Floor
New York, NY 10105
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  212-217-2470

Name and Address of Agent for Service:	With a copy to:
Stellar Corporate Services LLC	Stradley Ronon Stevens & Young LLP
3500 South Dupont Highway	Attn: Fabio Battaglia
Dover, County of Kent, Delaware 19901	2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box):

□	immediately upon filing pursuant to paragraph (b) of Rule 485
□	on _______ pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a) of Rule 485
□	on ______ pursuant to paragraph (a) of Rule 485
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485
□	on ______ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated August 14, 2020

TRIMTABS ETF TRUST

Prospectus

[_____], 2020

TrimTabs Donoghue Forlines Risk Managed Innovation ETF [(____)] TrimTabs Donoghue Forlines Tactical High Yield ETF [(____)]

This Prospectus provides important information about the TrimTabs Donoghue Forlines Risk Managed Innovation ETF and the TrimTabs Donoghue Forlines Tactical High Yield ETF (each a “Fund” and together, the “Funds”), each a series of TrimTabs ETF Trust (“Trust”), that you should know before investing in the Funds. Please read it carefully and keep it for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission ("SEC"), paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.trimtabsfunds.com/etf/[__] and www.trimtabsfunds.com/etf/[__]), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1‑800‑617-0004 or by sending an e-mail request to ETF@usbank.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1‑800‑617-0004 or send an email request to ETF@usbank.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Funds (“Shares”) are listed and traded on Cboe BZX Exchange, Inc. (“Cboe” or “Exchange”). Shares are not individually redeemable. The Trust is a registered investment company under the Investment Company Act of 1940, as amended (“1940 Act”).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Funds’ Statement of Additional Information (“SAI”) dated [___], 2020 (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

Table of Contents - Prospectus

FUND SUMMARY

TrimTabs Donoghue Forlines Risk Managed Innovation ETF

Investment Objective

The TrimTabs Donoghue Forlines Risk Managed Innovation ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Innovation Index (the “Underlying Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	[__]%
Other Expenses	[__]%
Acquired Fund Fees and Expenses	[__]%
Total Annual Fund Operating Expenses	[__]%

1.  The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[__]	$[__]

Table of Contents - Prospectus
1

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Underlying Index. The Underlying Index was created and is sponsored by TrimTabs Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), and is designed to track the performance of a strategy that seeks to provide risk-managed exposure to U.S. publicly traded companies with strong free cash flow and strong research and development (“R&D”) investment.

To be eligible for inclusion in the Underlying Index, an equity security must: (i) be a U.S. listed common stock; (ii) have a minimum total market capitalization larger than the 97th percentile of the cumulative market capitalization of all U.S.-listed companies; (iii) have an average monthly trading volume of greater than $75 million over the last six months; and (iv) have been issued by a company that has reported over the past 12 months certain characteristics of its expenses, including free cash flow and positive R&D expense.

Each security eligible for inclusion is then scored based on the following components of the company issuing the security (the “FCF Innovation Score”), which is intended to be representative of a company’s free cash flow and innovation: (i) quality of earnings; (ii) profits generated from R&D; (iii) degree of R&D investment relative to total assets; (iv) assets turnover; and (v) financial leverage.  Only companies with an FCF Innovation Score within the top 25% of all eligible securities are candidates for inclusion in the Underlying Index.  A target weighting is then assigned to each security based on a combination of its FCF Innovation Score and free-float market capitalization.  Companies are then ranked based on their target weighting and sequentially included in the Underlying Index until either 120 securities have been included or 90% of the cumulative security weight has been included, whichever occurs first.  These securities comprise the “Equity Portfolio” of the Underlying Index.

The Underlying Index utilizes a proprietary, rules-based methodology that employs a downside protection model that is intended to manage risk in the Equity Portfolio during certain bear market environments.  The downside protection model will provide either a “buy signal” or a “sell signal,” which are used to determine whether the Underlying Index will be in a bullish (i.e., fully invested long position) or defensive posture, respectively.  When a “buy signal” is triggered, the Underlying Index will be comprised entirely of the Equity Portfolio.  When a “sell signal” is triggered, the Underlying Index will eliminate 50% of the Equity Portfolio allocations in exchange for exchange-traded funds that invest primarily in U.S. Treasury securities and/or other cash equivalents (“U.S. Treasury ETFs”).  The downside protection model will provide buy or sell signals on a daily basis.  Sell signals are typically only triggered during prolonged bear markets and downside protection may not be provided during all declining or bear market environments.

Table of Contents - Prospectus
2

To be eligible for inclusion in the Underlying Index, a U.S. Treasury ETF must: (i) be U.S. listed; (ii) invest primarily U.S. Treasury securities and/or other cash equivalents; (iii) have more than $1 billion in assets under management (“AUM”); (iv) have an expense ratio of 0.15% or less; and (v) have an investment process that excludes factors, hedges and long/short strategies.  Eligible U.S. Treasury ETFs are weighted and ranked based on their expenses (lower expenses increase weighting) and AUM (greater AUM increases weighting).

Allocations to the Equity Portfolio are rebalanced quarterly and reconstituted annually. The Fund is generally rebalanced and reconstituted in accordance with the Underlying Index.  Allocations implemented pursuant to the downside protection model are determined at the close of trading on each business day, based on the signal triggered, and become effective at the close of trading on the following business day.  The Fund will generally implement downside protection allocations in accordance with the Underlying Index.

The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index.

W.E. Donoghue & Co., LLC, the Fund’s sub-adviser (the “Sub-Adviser”), may engage in active and frequent trading of the Fund’s portfolio securities achieve the Fund’s investment objective.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large Capitalization Company Risk.  The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Table of Contents - Prospectus
3

Small and Medium Capitalization Company Risk.  Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.  Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.

Underlying ETFs Risk. In seeking to track the Underlying Index, the Fund may invest a portion of its assets in U.S. Treasury ETFs (the “Underlying ETFs”).  Accordingly, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs.  As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.

U.S. Treasury Securities Risk.  U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of a U.S. Treasury ETF’s investments to decline.

Index-Based Strategy Risk.  The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Additionally, the Fund generally rebalances and reconstitutes its portfolio, and implements downside protection allocations, in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance, reconstitution or downside protection trigger schedule will typically result in corresponding changes to the Fund’s rebalance, reconstitution or downside protection trigger schedule.

Table of Contents - Prospectus
4

Downside Protection Model Risk.  Neither the Adviser nor the Sub-Adviser can offer assurances that the downside protection model employed by the Underlying Index methodology will achieve its intended results, or that downside protection will be provided during periods of time when the Equity Portfolio is declining or during any period of time deemed to be a bear market.  Investment in a fund that utilizes a downside protection model that seeks to minimize risk only during certain prolonged bear market environments may not be appropriate for every investor seeking a particular risk profile.

Market Events Risk.  The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.  Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline.  In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares.  For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts.  Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs.  These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error or increased premiums or discounts to the Fund’s NAV.  The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Concentration Risk.  A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Futures Contracts Risk. Exchange-traded futures contracts call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

Table of Contents - Prospectus
5

Active and Frequent Trading Risk. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Index Correlation Risk.  While the Sub-Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.

Index Calculation Risk.  The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index and to determine whether a “buy” or “sell” trigger should be issued, including information that may be based on assumptions and estimates. The Fund, the Adviser, the Sub-Adviser, the Underlying Index calculation agent and any of their affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or the appropriate trigger at any particular time.

ETF Risk.  As an ETF, the Fund is subject to the following risks:

• Authorized Participants Concentration Risk.  The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.

• Flash Crash Risk.  Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.  Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

• Large Shareholder Risk.  Certain shareholders, including the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may own a substantial amount of the Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

• Premium-Discount Risk.  Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.  The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

• Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Table of Contents - Prospectus
6

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Investment Adviser and Sub-Adviser

TrimTabs Asset Management, LLC serves as the investment adviser of the Fund.

W.E. Donoghue & Co., LLC serves as the sub-adviser of the Fund.

Portfolio Managers

John A. Forlines, CIO of the Sub-Adviser, Jeffrey R. Thompson, CEO of the Sub-Adviser, Richard E. Molari, COO of the Sub-Adviser, and Nicholas A. Lobley, Portfolio Manager of the Sub-Adviser, each serve the Fund as a portfolio manager, and have served in such role since the Fund’s inception (2020). Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, [____] Shares, called “Creation Units.”  Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater, equal to or less than their NAV.

Tax Information

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions reported by the Fund as “capital gain dividends” are taxed to you as long-term capital gains, and distributions may also be subject to state and/or local taxes. Fund distributions generally are not taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

Table of Contents - Prospectus
7

Purchases Through Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser, Sub-Adviser or their affiliates or related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus
8

TrimTabs Donoghue Forlines Tactical High Yield ETF

Investment Objective

The TrimTabs Donoghue Forlines Tactical High Yield ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the TrimTabs Donoghue Forlines Tactical High Yield Index (the “Underlying Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	[__]%
Other Expenses	[__]%
Acquired Fund Fees and Expenses	[__]%
Total Annual Fund Operating Expenses	[__]%

1.  The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$[__]	$[__]

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized, and, as of the date of this Prospectus, has not had any portfolio turnover.

Table of Contents - Prospectus
9

Principal Investment Strategies

To pursue its investment objective, the Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the Underlying Index. The Underlying Index was created and is sponsored by W.E. Donoghue & Co., LLC, the Fund’s sub-adviser (the “Sub-Adviser”), and is designed to track the performance of a strategy that seeks to provide risk-managed exposure to exchange-traded funds (“ETFs”) that investment primarily in high yield debt instruments (also known as “junk bonds”) (“High Yield Bond ETFs”).

To be eligible for inclusion in the Underlying Index, a High Yield Bond ETF must: (i) be U.S. listed; (ii) invest primarily in high yield debt instruments; (iii) have more than $1 billion in assets under management (“AUM”); (iv) have an expense ratio of less than 0.50%; and (v) have an investment process that excludes factors, hedges and long/short strategies.  Eligible High Yield Bond ETFs are weighted based on their expenses (lower expenses increase weighting) and AUM (greater AUM increases weighting).

The types of high yield debt instruments in which a High Yield Bond ETF may invest include corporate bonds or other bonds or debt instruments that are generally rated below investment grade, which are those rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”).  High Yield Bond ETFs may invest up to 100% of their respective assets in instruments generally rated below Caa3 by Moody’s or CCC- by S&P.

The Underlying Index utilizes a proprietary, rules-based methodology that employs a tactical overlay that is intended to provide downside protection to the High Yield Bond ETF allocations.  The tactical overly will provide either a “buy signal” or a “sell signal,” which are used to determine whether the Underlying Index will be in a bullish (i.e., fully invested long position) or defensive posture, respectively.  When a “buy signal” is triggered, the Underlying Index will be comprised entirely of High Yield Bond ETFs.  When a “sell signal” is triggered, the Underlying Index will eliminate 80% of its High Yield Bond ETF allocations in exchange for ETFs that invest primarily in U.S. Treasury securities and/or other cash equivalents (“U.S. Treasury ETFs”).  The tactical overlay will provide buy or sell signals on a daily basis.

To be eligible for inclusion in the Underlying Index, a U.S. Treasury ETF must: (i) be U.S. listed; (ii) invest primarily U.S. Treasury securities and/or other cash equivalents; (iii) have more than $1 billion in AUM; (iv) have an expense ratio of 0.15% or less; and (v) have an investment process that excludes factors, hedges and long/short strategies.  Eligible U.S. Treasury ETFs are weighted and ranked based on their expenses (lower expenses increase weighting) and AUM (greater AUM increases weighting).

Allocations to High Yield Bond ETFs in the Underlying Index are rebalanced quarterly and reconstituted annually. The Fund is generally rebalanced and reconstituted in accordance with the Underlying Index.  Allocations implemented pursuant to the tactical overlay are determined at the close of trading on each business day, based on the signal triggered, and become effective at the close of trading on the following business day.  The Fund will generally implement tactical overlay allocations in accordance with the Underlying Index.

Table of Contents - Prospectus
10

The Fund can use derivative instruments, including exchange-traded futures contracts, to gain exposure to component securities of the Underlying Index.

The Sub-Adviser may engage in active and frequent trading of the Fund’s portfolio securities achieve the Fund’s investment objective.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Underlying ETFs Risk. In seeking to track the Underlying Index, the Fund invests substantially all of its assets in High Yield Bond ETFs and/or U.S. Treasury ETFs (together, the “Underlying ETFs”).  Accordingly, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs.  As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.

High Yield (Junk Bond) Securities Risk.  High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans.  These fixed-income securities are considered below “investment-grade.”  The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of a High Yield Bond ETF and the income it earns.

Liquidity Risk.  Liquidity risk exists when a particular investment is difficult to purchase or sell. If a High Yield Bond ETF invests in illiquid securities or its portfolio securities otherwise become illiquid, it may reduce the returns of the High Yield Bond ETF because the High Yield Bond ETF may be unable to sell the illiquid securities at an advantageous time or price. In the event that a High Yield Bond ETF voluntarily or involuntarily liquidates its portfolio assets during periods of infrequent trading of its securities, the High Yield Bond ETF may not receive full value for those assets, which will reduce the value of the High Yield Bond ETF’s shares, and in turn, the value of the Fund’s investment in such shares.

Table of Contents - Prospectus
11

U.S. Treasury Securities Risk.  U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of a U.S. Treasury ETF’s investments to decline.

Index-Based Strategy Risk.  The Fund is managed as an index-based fund that seeks to track the performance of the Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Additionally, the Fund generally rebalances and reconstitutes its portfolio, and implements tactical overlay allocations, in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance, reconstitution or tactical overlay trigger schedule will typically result in corresponding changes to the Fund’s rebalance, reconstitution or tactical overlay trigger schedule.

Tactical Overlay Risk.  Neither TrimTabs Asset Management, LLC (the “Adviser”) nor the Sub-Adviser can offer assurances that the tactical overlay process employed by the Underlying Index methodology will achieve its intended results.  Investment in a fund that utilizes a tactical overlay that seeks to minimize risk may not be appropriate for every investor seeking a particular risk profile.

Market Events Risk.  The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.  Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline.  In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares.  For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts.  Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs.  These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error or increased premiums or discounts to the Fund’s NAV.  The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Table of Contents - Prospectus
12

Concentration Risk.  A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Futures Contracts Risk. Exchange-traded futures contracts call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

Active and Frequent Trading Risk. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Index Correlation Risk.  While the Sub-Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.

Index Calculation Risk.  The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index and to determine whether a “buy” or “sell” trigger should be issued, including information that may be based on assumptions and estimates. The Fund, the Adviser, the Sub-Adviser, the Underlying Index calculation agent and any of their affiliates cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or the appropriate trigger at any particular time.

Table of Contents - Prospectus
13

ETF Risk.  As an ETF, the Fund is subject to the following risks:

• Authorized Participants Concentration Risk.  The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to NAV and possibly face delisting.

• Flash Crash Risk.  Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in Shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.  Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

• Large Shareholder Risk.  Certain shareholders, including the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may own a substantial amount of the Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

• Premium-Discount Risk.  Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.  The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for, Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

• Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Investment Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Performance

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.

Investment Adviser and Sub-Adviser

TrimTabs Asset Management, LLC serves as the investment adviser of the Fund.

W.E. Donoghue & Co., LLC serves as the sub-adviser of the Fund.

Table of Contents - Prospectus
14

Portfolio Managers

John A. Forlines, CIO of the Sub-Adviser, Jeffrey R. Thompson, CEO of the Sub-Adviser, Richard E. Molari, COO of the Sub-Adviser, and Nicholas A. Lobley, Portfolio Manager of the Sub-Adviser, each serve the Fund as a portfolio manager, and have served in such role since the Fund’s inception (2020). Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Shares

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, [____] Shares, called “Creation Units.”  Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater, equal to or less than their NAV.

Tax Information

Distributions you receive from the Fund are generally taxable to you as ordinary income for federal income tax purposes, except that distributions reported by the Fund as “capital gain dividends” are taxed to you as long-term capital gains, and distributions may also be subject to state and/or local taxes. Fund distributions generally are not taxable to you if you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor, although you may be taxed on withdrawals from your tax-advantaged account.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser, Sub-Adviser or their affiliates or related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus
15

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Information About Each Fund’s Investment Strategies

This Prospectus describes the principal investment strategies and risks of the TrimTabs Donoghue Forlines Risk Managed Innovation ETF (the “Innovation ETF”) and the TrimTabs Donoghue Forlines Tactical High Yield ETF (the “High Yield ETF”) but does not describe all of the Funds’ investment practices. For more information about other types of investments the Funds may make, and about the risks of investing in the Funds, please see the Funds’ SAI, which is available upon request. Each Fund’s investment objective is non-fundamental and may be changed without a vote of shareholders upon at least 60 days’ prior written notice to shareholders.

The Innovation ETF’s policy to invest, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Innovation Index (the “Innovation Index”), may be changed upon 60 days’ prior notice to shareholders.

The High Yield ETFs’ policy to invest, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in component securities of the TrimTabs Donoghue Forlines Tactical High Yield Index (the “High Yield Index”), may be changed upon 60 days’ prior notice to shareholders.

The Innovation ETF and the High Yield ETF will not seek to “beat” the performance of the Innovation Index and High Yield Index, respectively (each, an “Underlying Index” and, together, the “Underlying Indexes”), and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, each Fund uses an indexing investment approach to try to approximate the investment performance of its Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when a Fund does not hold every security in its Underlying Index. The Sub-Adviser expects that, over time, the correlation between each Fund’s performance, before fees and expenses, and that of its Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Although each Fund generally employs a “full replication” methodology in seeking to track its Underlying Index, meaning that it typically invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index, under various circumstances, such as where it may not be possible or practicable to purchase all of those securities in those same weightings, the Sub-Adviser may employ a “sampling” methodology. When utilizing a sampling methodology, the Sub-Adviser will use a quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, return variability, earnings valuation, yield and other financial characteristics of securities. When employing a sampling methodology, the Sub-Adviser bases the quantity of holdings in a Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold less than the total number of securities in its Underlying Index. However, the Sub-Adviser reserves the right to invest a Fund’s assets in as many securities as it believes necessary to achieve the Fund’s investment objective.

Table of Contents - Prospectus
16

There also may be instances in which the Sub-Adviser may choose to (i) overweight or underweight a security in an Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Sub-Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Index.  Each Fund may also invest its assets in certain index futures, options, options on index futures, swap contracts or other derivatives, as related to its respective Underlying Index and its component securities, cash and cash equivalents, as well as in securities and other instruments not included in its Underlying Index but which the Sub-Adviser believes will help the Fund track its Underlying Index.

Each Fund may sell securities included in its Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.

Additional Information about the Funds’ Risks

The section below provides additional information about the risks of investing in the Funds, including the principal risks identified under “Principal Risks” in each Fund Summary. Unless otherwise noted, the following risks apply to all of the Funds.

Principal Risks

Active and Frequent Trading Risk. Active and frequent trading of portfolio securities may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Concentration Risk.  A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Derivatives Risk.  A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). A Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative instrument will default on its obligation to pay a Fund the amount owed or otherwise perform under the derivative instrument. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in a Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and a Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which a Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact a Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.

Table of Contents - Prospectus
17

Downside Protection Model Risk (Innovation ETF only).  Neither the Adviser nor the Sub-Adviser can offer assurances that the downside protection model employed by the Innovation Index methodology will achieve its intended results, or that downside protection will be provided during periods of time when the Equity Portfolio is declining or during any period of time deemed to be a bear market.  Investment in a fund that utilizes a downside protection model that seeks to minimize risk only during certain prolonged bear market environments may not be appropriate for every investor seeking a particular risk profile.

Equity Investing Risk.  An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Funds.

ETF Risk.  As an ETF, each Fund is subject to the following risks:

•
Authorized Participants Concentration Risk.  The Funds may have a limited number of financial   institutions that may act as APs. Only APs who have entered into agreements with the Funds’ distributor may engage in creation or redemption transactions directly with the Funds. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of those cases, Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting from the Exchange.

•
Flash Crash Risk.  Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.  In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV.  Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

Table of Contents - Prospectus
18

•
Large Shareholder Risk.  Certain shareholders, including the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may own a substantial amount of a Fund’s Shares. In addition, a third party investor, the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, an authorized participant, a lead market maker, or another entity may invest in a Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect a Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an authorized participant, rather than executed in the secondary market. These redemptions may also force a Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. To the extent these large shareholders transact in Shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

•
Premium-Discount Risk. The Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. The NAV of each Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by a Fund. The market price of Shares may also fluctuate in accordance with changes in the liquidity, or the perceived liquidity, of a Fund’s holdings, and a decrease, or a perceived decrease, in such liquidity may lead to increased divergence between the Shares’ market price and NAV. Such divergence is more likely under stressed market conditions.

•
Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Although Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  Market makers are not obligated to make a market, nor are APs obligated to purchase Shares.  In times of market stress, market makers and authorized participants can refrain from these activities and any such absences can lead to greater premiums and discounts. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Table of Contents - Prospectus
19

Geographic Region Risk To the extent that a Fund invests a significant portion of its assets in a specific geographic region or a particular country, such as the U.S., the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of a Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

High Yield (Junk Bond) Securities Risk (High Yield ETF only).  High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans.  These fixed-income securities are considered below “investment-grade.”  The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.

Index-Based Strategy Risk.  Each Fund is managed as an index-based fund that seeks to track the performance of its Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, a Fund may hold the component securities of its Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s returns to be lower than if the Fund employed an active strategy. Each Fund will seek to track its Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless an Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, a Fund may be subject to a higher level of market risk during such times than other funds. Additionally, each Fund generally rebalances and reconstitutes its portfolio, and implements downside protection or tactical overlay allocations, as discussed above, in accordance with its Underlying Index and, therefore, any changes to the Underlying Index’s rebalance, reconstitution or trigger schedule will typically result in corresponding changes to the Fund’s rebalance, reconstitution or trigger schedule.

Table of Contents - Prospectus
20

Index Calculation Risk.  Each Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index and to determine whether a “buy” or “sell” trigger should be issued, including information that may be based on assumptions and estimates. The Funds, the Adviser, the Sub-Adviser, the Underlying Index calculation agent and any of their affiliates cannot offer assurances that either Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or the appropriate trigger at any particular time.

Index Correlation Risk.  While the Sub-Adviser seeks to track the performance of each Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), a Fund’s returns may not match or achieve a high degree of correlation with the returns of its Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.  Additionally, if a Fund issues or redeems Creation Units principally for cash, it will incur higher costs in buying or selling securities than if it issued and redeemed Creation Units principally in kind, which may contribute to tracking error. A Fund may also fair value certain of the securities it holds. To the extent a Fund calculates its NAV based on fair value prices, the Fund’s ability to track its Underlying Index may be adversely affected. Since each Underlying Index is not subject to the tax diversification requirements to which each Fund must adhere, a Fund may be required to deviate its investments from the securities contained in, and relative weightings of, its Underlying Index. Liquidity constraints may also prevent a Fund from investing in certain securities included in its Underlying Index or from purchasing or selling certain securities at the same time as its Underlying Index. A Fund may also deviate from its Underlying Index for tax efficiency purposes or when it needs cash to meet redemptions.

Investment Risk.  As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Table of Contents - Prospectus
21

Large Capitalization Company Risk (Innovation ETF only).  Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Liquidity Risk (High Yield ETF only).  Liquidity risk exists when a particular investment is difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or its portfolio securities otherwise become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price. In the event that an Underlying ETF voluntarily or involuntarily liquidates its portfolio assets during periods of infrequent trading of its securities, the Underlying ETF may not receive full value for those assets, which will reduce the value of the Underlying ETF’s shares, and in turn, the value of the High Yield ETF’s investment in such shares.

Market Events Risk.  The value of securities in each Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.  Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline.  In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund, its investments and the trading of its Shares.  For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts.  Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs.  These events will have an impact on a Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error or increased premiums or discounts to the Fund’s NAV.  The ongoing effects of COVID-19, and the length of its impact on a Fund or its investments, are unpredictable.

Sampling Risk.  The use of a representative sampling approach may result in a Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater. In addition, by sampling the securities in an Underlying Index, a Fund faces the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Underlying Index, thereby increasing tracking error.

Table of Contents - Prospectus
22

Small and Medium Capitalization Company Risk (Innovation ETF only).  Investing in the securities of small and medium capitalization companies involves greater risks and the possibility of greater price volatility than customarily is associated with investing in larger, more established companies. Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, and often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because such securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. As a result, the performance of small and medium capitalization companies may be more volatile and they may face greater risk of business failure, which could increase the volatility of the Innovation ETF’s portfolio.

Tactical Overlay Risk (High Yield ETF only).  Neither the Adviser nor the Sub-Adviser can offer assurances that the tactical overlay process employed by the High Yield Index methodology will achieve its intended results.  Investment in a fund that utilizes a tactical overlay that seeks to minimize risk may not be appropriate for every investor seeking a particular risk profile.

Underlying ETFs Risk.  In seeking to track their respective Underlying Indexes, Innovation ETF may invest a portion, and High Yield ETF invests substantially all, of their respective assets in the Underlying ETFs.  Accordingly, each Fund’s investment performance is directly related to the performance of the Underlying ETFs. Each Fund’s NAV will change with changes in the value of the Underlying ETFs and other securities in which each Fund invests based on their market valuations. An investment in a Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, in addition to the expenses of a Fund, a Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, an investor in a Fund may receive taxable gains from portfolio transactions by the Underlying ETFs, as well as taxable gains from transactions in shares of the Underlying ETFs held by the Fund. As the Underlying ETFs, or a Fund's allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of the Underlying ETFs changes, the weighted average operating expenses borne by a Fund may increase or decrease.

U.S. Treasury Securities Risk.  U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of an Underlying ETF’s investments to decline. On August 5, 2011, S&P Global Ratings downgraded U.S. Treasury securities from AAA rating to AA+ rating. A further downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Treasury securities from another ratings agency or a further downgrade below AA+ rating by S&P Global Ratings may cause the value of an Underlying ETF to decline.

Table of Contents - Prospectus
23

FUND MANAGEMENT

Investment Adviser

TrimTabs Asset Management, LLC acts as the Funds’ investment adviser. The Adviser is located at 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105. The Adviser is an investment adviser registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Adviser was founded in 2005 and managed $[___] million as of [___], 2020. Since 2015, the Glick family has held a controlling interest in the Adviser through ownership of one or more entities holding a majority of the membership units in the Adviser.

The Adviser is responsible for overseeing the management and business affairs of the Funds. The Adviser has engaged the Sub-Adviser to manage each Fund’s investments in accordance with each Fund’s respective objectives, policies, and restrictions, subject to oversight and supervision by the Adviser and the Board of Trustees. The Adviser continuously reviews, supervises, and administers the Funds’ investment programs, subject to the general supervision and control of the Board of Trustees.

The Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth below:

Fund	Advisery Fee
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	[__]%
TrimTabs Donoghue Forlines Tactical High Yield ETF	[__]%

The Adviser bears all of its own costs associated with providing these advisory services. In addition, in consideration of the fees paid with respect to each Fund, the Adviser shall pay all expenses of each Fund, except for the fee payment under the Management Agreement, payments under each Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto).

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement with respect to each Fund will be available in the Funds’ next shareholder report.

Table of Contents - Prospectus
24

Sub-Adviser

W.E. Donoghue & Co., LLC acts as the Funds’ sub-adviser.  The Sub-Adviser is located at One International Place, Suite 2920, Boston, MA 02110. The Sub-Adviser is an investment adviser registered with the SEC under the Advisers Act. The Sub-Adviser was established in 1986 for the purpose of advising individuals and institutions. As of July 1, 2020, the Sub-Adviser had approximately $1.1 billion in assets under management or under advisement.

The Sub-Adviser makes day-to-day investment decisions for the Funds and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. The Adviser, however, will continue to have overall responsibility for the management and investment of the assets and responsibility for all advisory services furnished by the Sub-Adviser, and will supervise the Sub-Adviser in the performance of its duties for the Funds pursuant to written policies and procedures designed to prevent violations of applicable laws and regulations, Board procedures, and the provisions of the Funds’ prospectus and SAI, as supplemented from time to time.

The Sub-Adviser has entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with the Adviser with respect to the Funds. Pursuant to the Sub-Advisory Agreement, the Adviser will pay to the Sub-Adviser a fee, payable monthly in arrears, equal to [___]% of the net advisory fee payable by the Fund to the Adviser for such month. For this purpose, the “net advisory fee” means the advisory fee paid by the Fund to the Adviser for investment advisory services under the Management Agreement with the Fund, after deducting the payment of Fund expenses required to be paid under the Adviser’s unified fee arrangement, subject to certain exclusions.

A discussion regarding the basis for the Board of Trustees’ approval of the Sub-Advisory Agreement with respect to each Fund will be available in the Funds’ next shareholder report.

PORTFOLIO MANAGERS

The following employees of the Sub-Adviser are the Funds’ portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of each Fund’s portfolio and has served in such position since the inception of each Fund’s operations (2020):

John A. Forlines, Chief Investment Officer of the Sub-Adviser

Mr. Forlines has served as Chief Investment Officer of the Sub-Adviser since joining the firm in 2018. Prior to joining the Sub-Adviser, Mr. Forlines was Chairman and CIO of JAForlines Global, an independent investment adviser, since its inception in 2000. Mr. Forlines is an Executive in Residence in the Department of Economics at Duke where he teaches classes in behavioral finance and decision making.

Table of Contents - Prospectus
25

In addition to his work at the Sub-Adviser and Duke University, Mr. Forlines is the Managing Partner of the Forlines Family Office, which is active primarily in charitable support for education in the United States. Mr. Forlines enjoyed a long career with J.P. Morgan from 1985-2000, serving various roles within the firm, including Vice President of Structured Products, Co-Head of the U.S. Private Equity Group, Managing Director in the Securities Business Development Group and Managing Director and Co-Head of U.S. Tech, Media & Telecom Investment Banking.

Jeffrey R. Thompson, Chief Executive Officer of the Sub-Adviser

Mr. Thompson has served as the Sub-Adviser’s Principal and previously Senior Vice President since 1999. In addition, Mr. Thompson is a corporate officer as well as a member of the Sub-Adviser’s Investment Policy Committee. Previously, Mr. Thompson worked as an Account Executive for national and super regional firms Lehman Brothers, Gruntal & Co., and Cowen & Co. from 1992-1996. There he worked with individual investors as well as institutional investors recommending and trading individual securities. Additionally, BTS Asset Management employed Mr. Thompson from 1996-1998 as a Regional Vice President providing investment advisory services to institutional clients. Mr. Thompson has more than 22 years’ experience in the financial services industry.

Richard E. Molari, Chief Operations Officer of the Sub-Adviser

Mr. Molari is an accomplished investment management operations and global trading specialist with over 15 years of industry experience. He has extensive knowledge of international equity, fixed income and currency markets as well as back and middle office operations, portfolio accounting and compliance regulations. Mr. Molari joined the Sub-Adviser in 2014 to manage the trading and operations team.

Prior to his current role, Mr. Molari spent nine years at a multi-billion-dollar Boston based global hedge fund, trading international equities and managing trade operations. He started his professional career in fund accounting and back office administration with BISYS Hedge Fund Services Inc. Mr. Molari holds a dual Bachelor’s of Science degree from Northeastern University in Finance and Entrepreneurship. He is currently an active member of the Boston Securities Traders Association and the Boston Security Analysts Society.

Nicholas A. Lobley, Portfolio Manager of the Sub-Adviser

Mr. Lobley was promoted to Portfolio Manager of the Sub-Adviser in 2019. Mr. Lobley was previously promoted to Senior Research Analyst in 2018 after joining the firm as Analyst in 2018. Prior to joining the Sub-Adviser, Mr. Lobley was an Analyst with JAForlines Global, an independent investment adviser, since 2017. From 2016 to 2017, Mr. Lobley was an Associate with Paley Advisors, LLC. Mr. Lobley holds a Bachelor of Arts in Economics from Oberlin College.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts managed, ownership in the Funds, and compensation.

Table of Contents - Prospectus
26

OTHER SERVICE PROVIDERS

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the administrator, accountant and transfer agent to the Funds.

U.S. Bank, N.A., 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian to the Funds.

Quasar Distributors, LLC, 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, serves as the Funds’ distributor.

[_________], serves as the Independent Registered Public Accounting Firm to the Funds.

Stradley Ronon Stevens & Young LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania, 19103, serves as legal counsel to the Funds.

BUYING AND SELLING SHARES

Shares are issued or redeemed by the Funds at NAV per Share only in Creation Units of [_____] Shares. Creation Units are issued and redeemed for cash and/or in-kind for securities. The Funds must comply with the federal securities laws in accepting in-kind deposits of specified instruments (“Deposit Instruments”) and satisfying redemptions with in-kind transfers of specified instruments (“Redemption Instruments”), including that the Deposit Instruments and Redemption Instruments are sold in transactions that would be exempt from registration under the Securities Act.

Except when aggregated in Creation Units, Shares are generally not redeemable by the Fund.

Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called APs, will purchase and redeem Shares directly from the Funds. APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with the Funds must follow the Funds’ procedures, which are described in the SAI.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Shares you must buy.

Table of Contents - Prospectus
27

Shares are listed on the Exchange under the following symbols:

Fund	Ticker Symbol
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	[___]
TrimTabs Donoghue Forlines Tactical High Yield ETF	[___]

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.

Share Trading Prices. The trading prices of Shares may differ from a Fund’s daily NAV, and can be affected by market forces of supply and demand for Shares, the prices of a Fund’s portfolio securities, economic conditions and other factors.

The Exchange, through the facilities of the Consolidated Tape Association or another market information provider, intends to disseminate an approximate value of Shares (i.e., the IIV) every 15 seconds. This approximate value should not be viewed as a “real-time” update of the NAV of Shares because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate values and make no warranty as to the accuracy of these values.

Table of Contents - Prospectus
28

Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

ACTIVE INVESTORS AND MARKET TIMING

The Board of Trustees has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Funds in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains.

With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), the Board of Trustees noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board of Trustees noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board of Trustees also noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Funds may also employ fair valuation pricing, which may minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades. Given this structure, the Board of Trustees determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

Table of Contents - Prospectus
29

DISTRIBUTION AND SERVICE PLAN

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds because they would be paid on an ongoing basis.

NET ASSET VALUE

The net asset value, or “NAV,” of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.

Each Fund calculates its NAV per Share by:

•	Taking the current market value of its total assets,
•	Subtracting any liabilities, and
•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when a Fund does not price its Shares, the NAV of a Fund holding foreign securities may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of Shares, expenses are accrued and applied daily and stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Securities listed on a national securities exchange, market or automated quotation system for which quotations are readily available (except for portfolio securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued as set forth in the Trust’s “Use of Independent Brokers to Value Securities Procedures” and “Fair Value Procedures,” as applicable. Investments in non-exchange traded investment companies are valued at their NAVs. Foreign currency exchange rates are generally determined as of 4:00 p.m., New York time. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Funds’ Board of Trustees.

Table of Contents - Prospectus
30

If a market quotation is not readily available or is deemed not to reflect market value, each Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Foreign exchanges typically close before the time at which Share prices are calculated and may be closed altogether on some days when the Funds are open.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Funds use fair valuation to price securities, they may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare Fund performance. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Funds at www.trimtabsfunds.com. Among other things, this website includes this Prospectus and the SAI, and includes the Funds’ last annual and semi-annual reports, certain market price information about Shares, daily NAV and a historical comparison of the Shares’ market prices to NAV.

In addition, each day the Funds are open for business, the Trust publicly disseminates each Fund’s full portfolio holdings as of the close of the previous day through the website. A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is also available in the Funds’ SAI.

Table of Contents - Prospectus
31

INVESTMENTS BY OTHER INVESTMENT COMPANIES

The Trust and the Funds are part of the TrimTabs family of funds and related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the 1940 Act.

For purposes of the 1940 Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Fund Distributions

Each Fund generally pays out dividends from its net investment income, if any, and distributes its net capital gains, if any, to shareholders at least annually. Each Fund typically earns dividends from stocks in which it invests and may generate net gains from certain foreign currency transactions. These amounts, net of expenses, are distributed to Fund shareholders as “income dividends.” Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether this service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both net income and net realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market. Without this service, investors would receive all their distributions in cash.

Taxes

The following is a summary of the material federal income tax considerations applicable to an investment in Shares. The summary is based on the laws and regulations in effect on the date of this Prospectus and existing published judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a shareholder holds Shares as “capital assets” within the meaning of the Internal Revenue Code of 1986, as amended, and does not hold Shares in connection with a trade or business. This summary does not address all potential federal income tax considerations possibly applicable to shareholders holding Shares through a partnership (or other pass-through entity) or to shareholders subject to special tax rules. Prospective shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local, and foreign tax consequences of investing in Shares based on their particular circumstances.

Table of Contents - Prospectus
32

Fund distributions to you and sales of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-advantaged retirement account, such as an individual retirement account or 401(k) plan.

Taxes on Distributions

Distributions by the Funds generally are taxable to you as ordinary income or net capital gain (which is the excess of net long-term capital gain over short-term capital loss). Distributions of a Fund’s “investment company taxable income” (which is, generally, net investment income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions, if any) are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of a Fund’s net capital gain that are properly reported by the Fund as “capital gain dividends” will be taxable to you as long-term capital gains at rates of 0%, 15% or 20% depending on the taxable income of an individual, trust or estate (each an “individual”), regardless of your holding period for your Shares and whether paid in cash or, if available, reinvested in additional Shares. Distributions to you in excess of a Fund’s earnings and profits first will reduce your adjusted tax basis in your Shares and, after your adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain, and thus will be taxed at the maximum rates noted above, if the distributions are attributable to Shares held by you for more than one year. Distributions by the Funds that qualify as “qualified dividend income” are taxable to individuals at the long-term capital gain rates mentioned above. In order for a distribution by a Fund to be treated as qualified dividend income by you, (1) it must be attributable to dividends the Fund receives on stock of most domestic corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period and other requirements and, (2) you must meet similar requirements with respect to your Shares.

In the case of an individual, distributions by the Funds and net capital gains realized on sales of Shares will also be subject to a 3.8% tax on the lesser of (1) the individual’s “net investment income” (which generally includes those distributions and gains) or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 (or $250,000 if married and filing jointly).

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through as a foreign tax credit.

Corporate shareholders are generally eligible for the 50% dividends-received deduction with respect to a Fund’s ordinary income dividends, but not its capital gain dividends, to the extent the Fund reports such dividends as qualifying for this deduction, except that the aggregate amount so reported in any year cannot exceed the dividends received by the Fund from domestic corporations.

Table of Contents - Prospectus
33

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce a Fund’s NAV per Share and may be taxable to you even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the calendar year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

If you are a non-corporate shareholder of a Fund, you may be subject to federal back-up withholding tax if you have not provided the Fund with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

Taxes When Shares are Sold

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the acquired Shares.

Taxes on Purchase and Redemption of Creation Units

An AP that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time of purchase (plus any cash received by the AP as part of the issue) and the AP’s aggregate basis in the securities surrendered (plus any cash paid by the AP as part of the issue). An AP who redeems one or more Creation Unit(s) for equity securities generally will recognize a gain or loss equal to the difference between the AP's basis in the Creation Unit(s) (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales” or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss might be deductible.

Table of Contents - Prospectus
34

Any capital gain or loss realized upon a redemption of one or more Creation Unit(s) is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less, assuming that such Creation Units are held as a capital asset.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and the price therefor.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about federal taxes is in the Funds’ SAI.

HOUSEHOLDING POLICY

It is the policy of the Funds to mail only one copy of the prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in the Fund(s) covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: TrimTabs ETF Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201 or calling us at: 800-617-0004.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, which may include, among others, the Funds’ investment adviser, custodian, and transfer agent, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

Table of Contents - Prospectus
35

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase Shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had any operations prior to the date of this Prospectus.

Table of Contents - Prospectus
36

If you would like more information about the Funds and the Trust, the following documents are available free, upon request:

Annual/Semi-Annual Reports to Shareholders

Additional information about the Funds will be available in their annual and semi-annual reports to shareholders, when available. The annual report will explain the market conditions and investment strategies affecting each Fund’s performance during the preceding fiscal year.

Statement of Additional Information

The SAI dated [___], 2020 which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:	800-617-0004
Write:	TrimTabs ETF Trust c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201
Visit:	www.trimtabsfunds.com

Information Provided by the Securities and Exchange Commission

Information about the Funds, including their reports and the SAI, has been filed with the SEC. They are available on the EDGAR database on the SEC’s internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).

Investment Company Act File No. 811-22995.

Table of Contents - Prospectus
37

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated August 14, 2020
TRIMTABS ETF TRUST

STATEMENT OF ADDITIONAL INFORMATION

[____], 2020

TrimTabs Donoghue Forlines Risk Managed Innovation ETF [(____)] TrimTabs Donoghue Forlines Tactical High Yield ETF [(____)]

1345 Avenue of the Americas, 2nd Floor, New York, NY 10105

PHONE: 800-617-0004

Shares are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or “Exchange”).

This SAI describes the TrimTabs Donoghue Forlines Risk Managed Innovation ETF and the TrimTabs Donoghue Forlines Tactical High Yield ETF (each a “Fund” and together, the “Funds”), each a series of TrimTabs ETF Trust (“Trust”).  The Trust is an open-end registered management investment company under the Investment Company Act.

TrimTabs Asset Management, LLC (“Adviser”), serves as the investment adviser to the Funds. W.E. Donoghue & Co., LLC (“Sub-Adviser”) serves as the sub-adviser to the Funds.  Quasar Distributors, LLC serves as the distributor for the Funds (“Distributor”).

Shares are neither guaranteed nor insured by the U.S. Government.

This SAI is not a prospectus. It should be read in conjunction with the Funds’ Prospectus, dated [_____], 2020, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Audited financial statements are not presented for the Funds since the Funds are newly formed and had not yet commenced operations prior to the date of this SAI. A copy of the Prospectus and the Funds’ shareholder reports, when available, may be obtained without charge by writing to the Distributor, calling 800-617-0004 or visiting www.trimtabsfunds.com.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer to sell securities.

Table of Contents - SAI

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Adviser” means TrimTabs Asset Management, LLC.

“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, who has executed an agreement with the Distributor that governs transactions in the Funds’ Creation Units.

“Balancing Amount” means an amount of cash equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Fund Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Fund Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased or redeemed.

“Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CEA” means the Commodity Exchange Act, as amended.

“CFTC” means the Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Creation Unit” means an aggregation of [____] Shares that a Fund issues and redeems on a continuous basis at NAV. Shares will not be issued or redeemed except in Creation Units.

“Distributor” means Quasar Distributors, LLC.

“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.

“DTC” means the Depository Trust Company.

“ETF” means exchange-traded fund.

“Exchange” means Cboe BZX Exchange, Inc.

“FINRA” means the Financial Industry Regulatory Authority.

“Funds” means the series of the Trust discussed in this SAI: the TrimTabs Donoghue Forlines Risk Managed Innovation ETF and the TrimTabs Donoghue Forlines Tactical High Yield ETF.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

Table of Contents - SAI
i

“Independent Trustee” means a Trustee who is not an “interested person” as defined under Section 2(a)(19) of the Investment Company Act.

“IIV” means an approximate per Share value of a Fund’s portfolio, disseminated every 15 seconds throughout the trading day by the Exchange through the facilities of the Consolidated Tape Association or other information providers, known as the Intraday Indicative Value.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund.  The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to a Fund for a Creation unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Interested Trustee” means a Trustee who is an “interested person” as defined in Section 2(a)(19) of the Investment Company Act.

“Investment Advisers Act” means the Investment Advisers Act of 1940, as amended.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“IRS” means the Internal Revenue Service.

“NAV” means the net asset value of a Fund’s Shares.

“NSCC” means the National Securities Clearing Corporation.

“NYSE” means the New York Stock Exchange, Inc.

“Prospectus” means the Funds’ Prospectus, dated [____], 2020, as may be amended and supplemented from time to time.

“SAI” means this Statement of Additional Information.

“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of beneficial interest in a Fund.

“Sub-Adviser” means W.E. Donoghue & Co., LLC.

“Transaction Fees” are fees imposed to compensate the Trust for costs incurred in connection with transactions for Creation Units. The Transaction Fee is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to each Fund, see “Transaction Fees” in this SAI.

“Trust” means the TrimTabs ETF Trust, a Delaware statutory trust.

“Trustee” means a Trustee of the Trust.

Table of Contents - SAI
ii

TRUST AND FUND OVERVIEW

The Trust is a Delaware statutory trust formed on April 2, 2014 and is an open-end registered management investment company registered under the Investment Company Act.  The Trust is comprised of four series, two of which are discussed in this SAI.  Each Fund discussed in this SAI is a diversified, index-based ETF. The offering of Shares is registered under the 1933 Act.

Each Fund issues and redeems Shares at NAV only in Creation Units, generally in exchange for a basket of securities constituting the portfolio holdings of the Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares are listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual fund shares, Shares are not individually redeemable securities. Rather, the Funds issue and redeem Shares on a continuous basis at NAV only in Creation Units of [_____] Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares and Transaction Fees — is not relevant to most retail investors.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

EXCHANGE LISTING AND TRADING

Shares are listed and traded on the Exchange.  Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or IIV, including because such prices may be affected by market forces (such as supply and demand for Shares).  As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges.  Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.

There can be no assurance that the requirements of the Exchange for maintaining the listing of Shares will continue to be met.  The Exchange may, but is not required to, remove Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of Shares; (ii) the IIV of the Fund is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove Shares from listing and trading upon termination of a Fund.

The Funds are not sponsored, endorsed, sold or promoted by the Exchange.  The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their respective objectives.  The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of information about each Fund’s portfolio securities.  Under the policy, portfolio holdings of each Fund, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website, www.trimtabsfunds.com. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

Table of Contents - SAI

INTRADAY INDICATIVE VALUE

The IIV is an approximate per Share value of a Fund’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange through the facilities of the Consolidated Tape Association or by other information provider.  The IIV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time.  The IIV should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV.  The IIV is based on the current market value of the Fund Deposit.  Its calculation includes evaluations determined based on proprietary models and methodologies, using relevant market, sector, issue, and issuer information available, market assumptions and/or broker quotes.  IIV calculations for fixed income holdings are routinely based on the bond’s terms and conditions, including maturity date, first payment date, pay frequency, accrual rate, dated date, and currency.   IIV calculations for foreign holdings may not be updated during U.S. trading hours (as such holdings do not trade in the U.S.), except such quotations may be updated to reflect currency fluctuations.  The Funds are not involved in, or responsible for, the calculation or dissemination of the IIV and make no warranty as to the accuracy of the IIV.

INVESTMENT POLICIES AND RESTRICTIONS

Each Fund has adopted the following investment policies, which are fundamental and may be changed only by a vote of the holders of a majority of a Fund’s outstanding voting securities:

1.	The Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.

2.	The Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.

3.
The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.

4.
The Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.

5.
The Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities, except to the extent permitted under the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.

6.	The Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules, regulations, and interpretations thereunder and any applicable exemptive relief.

7.
The Fund may not concentrate (i.e., hold more than 25% of its assets in the securities of a single industry or group of industries) its investments in issuers of one or more particular industries except that the Fund will concentrate to approximately the same extent that the Fund’s index concentrates in an industry or group of industries.  This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or shares of investment companies.

Table of Contents - SAI

8.
With respect to 75% of the value of its total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (“U.S. Government and Agency Securities”), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the Investment Company Act permits each Fund to borrow money in amounts of up to one-third of the Fund’s total assets, at the time of borrowing, from banks for any purpose (the Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the Investment Company Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). Asset coverage means the ratio that the value of a Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. In the event that such asset coverage falls below this percentage, a Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.

With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities” are defined as fund obligations that have a priority over a Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The Investment Company Act prohibits a Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow as described above.

With respect to the fundamental policy relating to investing in real estate set forth in (4) above, each Fund may, to the extent permitted by applicable law, invest in securities or other instruments directly or indirectly secured by real estate and invest in securities or other instruments issued by issuers that invest in real estate.

With respect to the fundamental policy relating to investing in commodities set forth in (5) above, this policy shall not prevent the Funds from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.  This policy also does not prevent the Funds from purchasing securities of issuers who are engaged in the commodities business.

With respect to the fundamental policy relating to making loans set forth in (6) above, the Investment Company Act does not prohibit the Funds from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations.

Except with respect to borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation.  Thus, each Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

Reference is made to the Prospectus for a discussion of the investment objectives and principal investment strategies of the Funds. The discussion below supplements, and should be read in conjunction with, the Prospectus.

The investment restrictions of each Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds may be changed by the Trustees without the approval of shareholders.

Table of Contents - SAI

The investment techniques and strategies discussed below may be used by the Funds if, in the opinion of the Adviser or Sub-Adviser, the techniques or strategies may be advantageous to the Funds. The Funds are free to reduce or eliminate their use of any of these techniques or strategies without changing their respective fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objective. Also, there can be no assurance that the Funds will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Funds at a time that may not be opportune for shareholders.

For purposes of this SAI, the word “invest” refers to the Funds directly and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to the Funds’ direct and indirect investments in securities and other instruments.

Additional information concerning the Funds, their respective investment policies and techniques, and the securities and financial instruments in which they may invest are set forth below, and apply to the Funds unless otherwise indicated.

Cash Items

Each Fund may invest a portion of its assets in cash or cash equivalents or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

Credit Quality Standards

When investing in fixed income securities and, if applicable, preferred or convertible stocks, the Funds maintain the following credit quality standards, which apply at the time of investment:

For securities that carry a rating assigned by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Financial Services, LLC (“S&P”), or Fitch, Inc. (“Fitch”) (a “Rating Organization”), the Adviser or Sub-Adviser will use the highest rating assigned by the Rating Organization to determine a security’s credit rating. For securities that are not rated by a Rating Organization, the Adviser’s or Sub-Adviser’s internal credit rating will apply and be subject to the equivalent rating minimums described here.

Debt-Related Investments

Asset-Backed Securities

Asset-backed securities (“ABSs”) are bonds backed by pools of loans or other receivables. ABSs are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABSs are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABSs transaction depends on the performance of the underlying assets. To protect ABSs investors from the possibility that some borrowers could miss payments or even default on their loans, ABSs include various forms of credit enhancement.

Some ABSs, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn affects total return on the securities. ABSs also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABSs transaction. Finally, ABSs have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABSs are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

Table of Contents - SAI

The Funds may also invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances.

Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, and aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the 1933 Act. In addition to the normal risks associated with fixed-income securities discussed elsewhere in the SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (1) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Funds may invest in CDOs that are subordinate to other classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Consistent with each Fund’s investment objective and policies, the Funds also may invest in other types of ABS.

Corporate Debt Securities

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Debt securities may be acquired with warrants attached. The Funds may invest in commercial interests, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Funds. The interest rate on a master note may fluctuate based upon changes in specified interest rates, be reset periodically according to a prescribed formula or be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand future, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to each Fund’s percentage limitations for investments in illiquid securities.

Debt and Other Fixed Income Securities Generally

Debt securities include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, and political subdivisions, foreign governments, their authorities, agencies, instrumentalities, and political subdivisions, supra-national agencies, corporate debt securities, master-demand notes, Yankee dollar and Eurodollar bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other notes, inflation-indexed securities, and other debt securities. Debt securities may be investment grade securities or high yield securities, which are described below. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two Rating Organizations rating that security, rated in one of the four highest rating categories by one Rating Organization if it is the only Rating Organization rating that security, or unrated, if deemed to be of comparable quality by the Adviser or Sub-Adviser and traded publicly on the world market. The Funds, at the discretion of the Adviser or Sub-Adviser, may retain a debt security that has been downgraded below the initial investment criteria.

Table of Contents - SAI

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity).

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors.

Because interest rates vary, the future income of a Fund that invests in fixed income securities cannot be predicted with certainty. The future income of a Fund also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

Financial Institution Obligations.

The Funds may invest in financial institution obligations. Obligations of financial institutions include certificates of deposit, bankers' acceptances, time deposits and other short-term debt obligations. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Fund but may be subject to early withdrawal penalties which could reduce the Fund's performance. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on a Portfolio's right to transfer a beneficial interest in the deposits to third parties.

The Funds may invest in Eurodollar certificates of deposit, which are issued by offices of foreign and domestic banks located outside the U.S.; Yankee certificates of deposit, which are issued by a U.S. branch of a foreign bank and held in the U.S.; Eurodollar time deposits, which are deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are issued by Canadian offices of major Canadian banks. Each of these instruments is U.S. dollar denominated.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund’s ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. High yield securities are inherently speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Table of Contents - SAI

Companies that issue high yield bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for high yield bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to high yield bonds because such issues may be subordinated to other creditors of the issuer.

The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a high yield bond, the more speculative its characteristics.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. The Funds may invest in other ABS that have been offered to investors.

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or SMBS. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Table of Contents - SAI

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, a Fund may have to treat the security’s final maturity as its effective maturity, potentially increasing the volatility of a Fund.

The Funds may invest in municipal lease obligations. Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Many leases and contracts include no appropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

Investing in the municipal bond market is subject to certain risks. The amount of public information available about the municipal bonds held by a Fund is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Sub-Adviser. The secondary market for municipal bonds, particularly the lower-rated bonds, also tends to be less well developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Funds investing in the issuer’s securities could experience delays in collecting principal and interest and the Funds may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

Table of Contents - SAI

U.S. Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Federal Home Loan Banks.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.

As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities, the Funds may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Zero Coupon Securities

Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

Equity-Related Investments

Common Stocks

Common stock represents an ownership interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s common stock price.

The fundamental risk of investing in common stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. This may not be true currently or in the future. The market value of all securities, including common stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market and should consider an investment in the Funds only as a part of your overall investment portfolio.

Table of Contents - SAI

Convertible Securities

Convertible securities include fixed-income securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than the underlying common stock, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying common stock since they have fixed-income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Funds will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Convertible securities are typically issued by smaller capitalization companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that non-convertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

Master Limited Partnerships

The Funds may invest in master limited partnerships (“MLPs”), which are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, generally without entity level taxation (subject to the application of certain partnership audit rules). MLPs generally have two classes of owners, one or more general partners and the limited partners (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units and have a limited role in the partnership’s operations and management. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Investments in Other Investment Companies or Other Pooled Investments

The Funds may invest in the securities of other registered investment companies to the extent permitted by law and consistent with their respective investment objective. Subject to applicable regulatory requirements, the Funds may invest in shares of both open- and closed-end registered investment companies (including money market funds and ETFs). The market price for ETF and closed-end fund shares may be higher or lower than, respectively, the ETF’s and closed-end fund’s NAV. Investing in another investment company exposes the Funds to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, an investment by a Fund in an ETF or investment company could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF or investment company. The Funds also may invest in private investment funds, vehicles, or structures.

Table of Contents - SAI

Preferred Stocks

The Funds may invest in preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Real Estate Investment Trusts (“REITs”)

A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests.  A REIT is not taxed on net income and net realized gains distributed to its shareholders if, among other things, it distributes substantially all of its taxable income (other than net capital gains) and certain other amounts for each taxable year.

Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including the Funds, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Funds. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in each Fund’s fee table.

The Funds also may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free “pass-through” of income under the Code, including regulations thereunder and IRS interpretations or similar authority upon which the Funds may rely, or its failure to maintain exemption from registration under the Investment Company Act.

Warrants and Rights

The Funds may invest in warrants and rights. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for the resale of the warrants and rights, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Table of Contents - SAI

Foreign-Related Investments

Depositary Receipts

The Funds may invest in foreign securities by purchasing sponsored and unsponsored depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers.  Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange rate risk.  In an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the depositary holder. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current, and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. In addition, the issuers of securities underlying unsponsored depositary receipts may be subject to less stringent government supervision.  If a Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Emerging Markets

Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging market countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging market countries.

Table of Contents - SAI

Foreign Currency Transactions

The Funds may hold funds in bank deposits in U.S. or foreign currency, including during the completion of investment programs. These transactions will expose the Funds to foreign currency fluctuations. Should exchange rates move in an unexpected manner, the Funds may not achieve the anticipated benefits of an investment, and they may realize losses.

Conversion. Although each Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

The value of each Fund’s investments is calculated in U.S. dollars each day that the NYSE is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies depreciate relative to the U.S. dollar, the Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should decrease. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on Shares will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares.

Foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such forward currency contracts. Therefore, the Funds could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.

Foreign Government Securities

Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different kinds of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Funds to enforce their rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Table of Contents - SAI

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of foreign governments to tighten the availability of credit.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Union, and the Inter-American Development Bank.

As with other fixed income securities, foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of foreign government securities may fall during times of rising interest rates. Yields on foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in foreign government securities, the Funds may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Foreign Investments

Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that the Funds will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets. In particular, the Funds are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Funds to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Foreign Economy Risk.   The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Funds’ ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Funds’ assets back into the U.S., or otherwise adversely affect the Funds’ operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

Table of Contents - SAI

Currency Risk and Exchange Risk. Securities in which the Funds invest, or to which they obtain exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly, when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting the Funds’ investments.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.

Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which the Funds invest, or to which they obtain exposure, are generally held outside the U.S. in foreign banks and securities depositories. The Funds’ custodian is the Funds’ “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that the Funds’ directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for a Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Funds to carry out transactions. If the Funds cannot settle or is delayed in settling a purchase of securities, the Funds may miss attractive investment opportunities and certain of their assets may be uninvested with no return earned thereon for some period. If the Funds cannot settle or is delayed in settling a sale of securities, directly or indirectly, they may lose money if the value of the security then declines or, if they have contracted to sell the security to another party, the Funds could be liable to that party for any losses incurred.

Dividends and interest on, and proceeds from the sale of, foreign securities a Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.  See “Taxation.”

Passive Foreign Investment Companies

If a Fund purchases shares in passive foreign investment companies (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described below.  In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Currently proposed IRS regulations, if adopted, would treat such included amounts as nonqualifying RIC income to a Fund unless such amounts were also distributed to the Fund.

Table of Contents - SAI

Alternatively, a Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year.  In such case, a Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from distributions of PFIC stock. A Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

A Fund will make the appropriate tax election, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.

Dollar Rolls, Delayed Delivery Transactions and When Issued or Forward Commitment Securities

The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of delayed delivery transactions, including when-issued securities, is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities takes place at a later date, normally one to two months after the date of the commitment to purchase or sell. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the commitment to purchase or sell. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts and options thereon, including as a substitute for a comparable market position in the underlying securities. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

Table of Contents - SAI

A Fund generally chooses to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying asset. The extent of a Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract, and that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The Funds may cover their long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. The Funds may cover their short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently to the futures contract. The Funds may “cover” their short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Funds will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. The Funds may cover their long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Funds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Funds to substantial losses. If trading is not possible, or if the Funds determine not to close a futures position in anticipation of adverse price movements, the Funds will be required to make daily cash payments of variation margin. The risk that the Funds will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Table of Contents - SAI

Historically, an adviser of a fund trading commodity interests (such as futures contracts, options on futures contracts, nondeliverable forwards, swaps and cash-settled foreign currency contracts) has been excluded from regulation as a commodity pool operator (“CPO”) pursuant to CFTC Regulation 4.5. In 2012, the CFTC amended Regulation 4.5 to dramatically narrow this exclusion.

Under the amended Regulation 4.5 exclusion, a fund’s commodity interests — other than those used for bona fide hedging purposes (as defined by the CFTC) — must be limited such that the aggregate initial margin and premiums required to establish the positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) does not exceed 5% of the fund’s NAV, or alternatively, the aggregate net notional value of the positions, determined at the time the most recent position was established, does not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Further, to qualify for the exclusion in amended Regulation 4.5, a fund must satisfy a marketing test, which requires, among other things, that the fund not hold itself out as a vehicle for trading commodity interests.

The Adviser intends to comply with one of the two alternative limitations described above with respect to the Funds and claim an exclusion from the definition of the term “commodity pool operator” under the CEA with respect to the Funds. The Adviser therefore will not be subject to registration or regulation as a CPO under the CEA. Complying with the limitations may restrict the Adviser’s ability to use derivatives as part of the Funds’ investment strategies. Although the Adviser expects to be able to execute each Fund’s strategies within the limitations, performance could be adversely affected.

Illiquid Investments

Each Fund may invest up to 15% of its net assets in illiquid investments. For this purpose, “illiquid investments” are those that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

The Adviser or Sub-Adviser also may deem certain securities to be illiquid as a result of the Adviser’s or Sub-Adviser’s receipt from time to time of material, non-public information about an issuer, which may limit the Sub-Adviser’s ability to trade such securities for the account of any of its clients, including the Funds. In some instances, these trading restrictions could continue in effect for a substantial period of time.

At times, the inability to sell illiquid investments can make it more difficult to determine their fair value for purposes of computing each Fund’s net asset value. The judgment of the Adviser or Sub-Adviser normally plays a greater role in valuing these securities than in valuing publicly traded securities.

If illiquid investments exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid investments. Because illiquid investments may not be readily marketable, the Sub-Adviser may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments held by a Fund may cause the NAV of the Fund to decline. An investment that is determined by the Adviser or Sub-Adviser to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Funds bear a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Funds to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while a Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.

Table of Contents - SAI

Repurchase agreements are treated as loans by the SEC staff. The Funds will not enter into repurchase agreements if, as a result, the aggregate amount of a Fund’s loans exceed 331⁄3% of its total assets.

Reverse Repurchase Agreements

The Funds may use reverse repurchase agreements as part of their respective investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and a Fund intends to use the reverse repurchase technique only when the Sub-Adviser believes it will be to the Fund’s advantage to do so. Each Fund will earmark or segregate cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Securities Lending

The Funds may make secured loans of their portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 331⁄3% of its total assets (including the market value of collateral received). For purposes of complying with each Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Funds continue to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

To the extent a Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser or Sub-Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Funds bear the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Funds also bear the entire risk of loss on any reinvested collateral received in connection with securities lending.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. Each Fund has the right to call loans at any time on reasonable notice. However, each Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Adviser or Sub-Adviser will retain lending agents on behalf of each Fund based on a percentage of the Fund’s return on its securities lending. The Funds may also pay various fees in connection with securities loans, including shipping fees and custodian fees. The costs of lending securities are not reflected in the Funds’ Annual Fund Operating Expenses.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Funds also will incur transaction costs in effecting short sales.

Table of Contents - SAI

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by a Fund will be two-party contracts. In connection with a Fund’s positions in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash of other assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of a Fund’s illiquid investment limitations. However, the Funds have adopted procedures pursuant to which the Adviser may determine swaps to be liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which could lead to significant losses. The Funds will not enter into any swap agreement unless the Adviser or Sub-Adviser believes that the other party to the transaction is creditworthy. The Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, the Funds will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Funds’ rights as a creditor.

Table of Contents - SAI

The Funds may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

The Funds will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Sub-Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess will be earmarked or segregated by the Fund’s custodian. Inasmuch as these transactions are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of each Fund’s transactions in swap agreements.

Cyber-Security Risk

The Funds, and their service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds, the Adviser, the Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate NAV, cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. While the Funds’ service providers have established business continuity plans, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value.

Table of Contents - SAI

PORTFOLIO TURNOVER

Each Fund’s portfolio turnover may vary from year to year, as well as within a year. Each Fund’s portfolio turns over for a variety of reasons. A high portfolio turnover rate (for example, over 100%) may result in transaction costs to the Funds, including brokerage commissions and other transaction costs. The performance of the Funds could be negatively impacted by the increased costs.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include futures contracts and option contracts in which the Funds may invest because such contracts generally have a remaining maturity of less than one year.

The Funds are newly organized and, as of the date of the SAI, have not had any portfolio turnover.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Board is comprised of three Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees are Independent Trustees. The fund complex includes all funds advised by the Adviser (“Fund Complex”).

The Trustees, their year of birth, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their year of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105.

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Stephen J. Posner YOB: 1944	Trustee	Since 2014	Retired Since 2014; Financial Advisor, Wunderlich Securities, Inc. (2005-2014).	4	Director, TrimTabs Investment Research (2016-2017)**

Table of Contents - SAI

David A. Kelly YOB: 1938	Trustee	Since 2015	Founder and President, Three Lakes Advisors, Inc. (1996-present).	4	Member, Audit Committee, Greenwich Historical Society (2011-2013).
Interested Trustee*
Charles Biderman YOB: 1946	Trustee; formerly President	Trustee since 2014; President from 2014 to 2017	Consultant, Informa TrimTabs (2017-2017); Founder, TrimTabs Asset Management, LLC (1990-present); Founder and Chief Executive Officer, TrimTabs Investment Research (1990-2017); President, TrimTabs Index Services, LLC (2014-2016).	4	None

*	Mr. Biderman is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.
**	TrimTabs Investment Research does not control, and is not controlled by or under common control with, the Adviser.

Officers

Name, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Janet F. Johnston YOB: 1963	President and Principal Executive Officer Formerly: Vice President	President and Principal Executive Officer since 2019; Vice President from 2018 to 2019.	Portfolio Manager, TrimTabs Asset Management, LLC (2017-Present); Sole Proprietor of a timber and hunting business (2015-present); ETF Advisor, Madrona Partners (2012-2015).
Derin Cohen YOB: 1991	Chief Compliance Officer and Anti-Money Laundering Officer Formerly: Vice President	Chief Compliance Officer and Anti-Money Laundering Officer since 2019; Vice President from 2018 to 2019.	Vice President, Marketing and Operations, TrimTabs Asset Management (2017-2019), Lead Generation Associate, SinglePlatform (2017-2017), Internal Control Associate, Maxim Group LLC, (2013-2017).
Vince (Qijun) Chen YOB: 1994	Vice President, Treasurer, and Principal Financial Officer	Since 2019	Quantitative Analyst, TrimTabs Asset Management, LLC (2017-present).

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Table of Contents - SAI

Stephen J. Posner: Mr. Posner has extensive experience in the securities industry, having served as a general securities representative, registered options principal, and general securities sales supervisor of a broker-dealer.

David A. Kelly: Mr. Kelly has extensive experience in the investment management industry, including as founder and president of an investment adviser.

Charles Biderman: Mr. Biderman has extensive experience in the investment management industry, including as a founder of the Adviser and the founder of a securities research firm.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

In June 2014, Mr. Posner finalized a Letter of Acceptance, Waiver, and Consent (“AWC”) with FINRA. The AWC included findings by the FINRA staff that, over a 13 month period ending January 31, 2010, Mr. Posner, on behalf of certain customers, had executed sales of unregistered securities without verifying the availability of an exemption from registration for them, in violation of certain federal securities laws and a FINRA rule. Mr. Posner neither admitted nor denied these findings, and in connection with the settlement of the matter agreed to a fine, disgorgement, and a 10-day suspension from association with any FINRA member. The Board considered the AWC and determined that the subject matter of the AWC and Mr. Posner’s settlement with FINRA would not negatively impact his ability to serve as a Trustee.

Board Structure

Mr. Biderman is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having two-thirds of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings. The Board of the Trust met [___] times during the fiscal year ended July 31, 2020.

The Board normally holds four regularly scheduled meetings each year, at least one of which is in person. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board will conduct a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

Table of Contents - SAI

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, other service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has four standing committees: an Audit Committee, a Valuation Committee, a Nominating Committee and a Qualified Legal Compliance Committee. Each Independent Trustee serves on each of these committees, except for the Valuation Committee, which is comprised of the officers of the Trust.

The purposes of the Audit Committee are to: (1) oversee generally the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of the Funds’ financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. During the fiscal year ended July 31, 2020, the Audit Committee met [____] times.

The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available. During the fiscal year ended July 31, 2020, the Valuation Committee met [____] times.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. The Nominating Committee did not meet during the fiscal year ended July 31, 2020.

Table of Contents - SAI

The purpose of the Qualified Legal Compliance Committee is to evaluate and recommend resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. The Qualified Legal Compliance Committee did not meet during the fiscal year ended July 31, 2020.

Compensation of Trustees

The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.

Independent Trustees are paid $4,000 per quarter for attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board. The Trust’s officers and the interested Trustees receive no compensation directly from the Trust.

The table shows the total compensation paid to the Trustees for the Fund Complex for the fiscal year ended July 31, 2020:

Independent Trustees	Compensation	Compensation Deferred	Total Compensation for the Fund Complex Paid to Trustees**
Stephen J. Posner	$16,000	$0	$16,000
David A. Kelly	$16,000	$0	$16,000
Interested Trustee
Charles Biderman*	$0	$0	$16,000

*	Mr. Biderman is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.
**
Pursuant to the terms of its investment advisory agreement with respect to the Funds, the Adviser bears all of its own costs associated with providing advisory services and all the expenses of the Funds (excluding certain items, as provided in the investment advisory agreement), including Trustee compensation.

Fund Shares Owned by Trustees

The table below shows the dollar range of equity securities in the Funds and the entire Fund Copmlex beneficially owned by each Trustee as of December 31, 2019:

Table of Contents - SAI

Dollar Range of Equity Securities Owned:	Interested Trustee:	Independent Trustees:
	Charles Biderman	Stephen J. Posner	David A. Kelly
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	$0	$0	$0
TrimTabs Donoghue Forlines Tactical High Yield ETF	$0	$0	$0
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Complex	$[____]	$[____]	$[____]

[As of [___], 2020, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.]

Codes of Ethics

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in each Fund’s portfolio. The Adviser has delegated this responsibility to the Sub-Adviser pursuant to the Sub-Advisory Agreement. Under this authority, the Sub-Adviser is required to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures. Copies of the Trust’s Proxy Voting Policies and Procedures and the Sub-Adviser’s Proxy Voting Policy and Procedures are included in Appendix A and Appendix B, respectively, to this SAI. The Board will periodically review each Fund’s proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX is available without charge, upon request, by calling 800-617-0004. The Trust’s Form N-PX is available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund. Prior to the date of this SAI, the Funds had no Shares outstanding.

Table of Contents - SAI

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Advisory Agreements

Investment Adviser

TrimTabs Asset Management, LLC is the investment adviser to the Funds. Under an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (“Management Agreement”), each Fund pays the Adviser a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, set forth in the table below.

Fund	Advisory Fee
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	[___]%
TrimTabs Donoghue Forlines Tactical High Yield ETF	[___]%

The Adviser has not been paid any advisory fees as of the date of this SAI.

The Adviser is responsible for overseeing the management and business affairs of the Funds. The Adviser has engaged the Sub-Adviser to manage each Fund’s investments in accordance with each Fund’s respective objectives, policies, and restrictions, subject to oversight and supervision by the Adviser and the Board of Trustees. The Adviser continuously reviews, supervises, and administers the Funds’ investment programs, subject to the general supervision and control of the Board of Trustees.

The Adviser is a registered investment adviser under the Investment Advisers Act and is a limited liability corporation organized under the laws of Delaware. The address of the Adviser is 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105. The Adviser was founded in 2005 and provides investment advisory services to registered investment companies and separately managed accounts. As of [___], 2020, the Adviser managed approximately $[___] million. Since 2015, the Glick family has held a controlling interest in the Adviser through ownership of one or more entities holding a majority of the membership units in the Adviser.

The Adviser bears all of its own costs associated with providing these advisory services. In addition, in consideration of the fees paid with respect to each Fund, the Adviser shall pay all expenses of each Fund, except for the fee payment under the Management Agreement, payments under each Fund's Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) (the “unified fee”).

The Management Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable to the Trust and its shareholders only for willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Management Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Fund, by a majority of the outstanding Shares, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice and that it shall be automatically terminated if it is assigned.

Table of Contents - SAI

Sub-Adviser

W.E. Donoghue & Co., LLC acts as the Funds’ sub-adviser.  The Sub-Adviser is located at One International Place, Suite 2920, Boston, MA 02110. The Sub-Adviser is an investment adviser registered with the SEC under the Advisers Act. The Sub-Adviser was established in 1986 for the purpose of advising individuals and institutions. As of July 1, 2020, the Sub-Adviser had approximately $1.1 billion in assets under management or under advisement.

The Sub-Adviser makes day-to-day investment decisions for the Funds and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. The Adviser, however, will continue to have overall responsibility for the management and investment of the assets and responsibility for all advisory services furnished by the Sub-Adviser, and will supervise the Sub-Adviser in the performance of its duties for the Funds pursuant to written policies and procedures designed to prevent violations of applicable laws and regulations, Board procedures, and the provisions of the Funds’ prospectus and SAI, as supplemented from time to time.

The Sub-Adviser has entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with the Adviser with respect to the Funds. Pursuant to the Sub-Advisory Agreement, the Adviser will pay to the Sub-Adviser a fee, payable monthly in arrears, equal to [___]% of the net advisory fee payable by the Fund to the Adviser for such month. For this purpose, the “net advisory fee” means the advisory fee paid by the Fund to the Adviser for investment advisory services under the Management Agreement with the Fund, after deducting the payment of Fund expenses required to be paid under the Adviser’s unified fee arrangement, subject to certain exclusions.

Transfer Agent and Fund Accounting Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Funds pursuant to a transfer agent servicing agreement (the “Transfer Agent Servicing Agreement”) and as Fund Accounting agent pursuant to a fund accounting servicing agreement (the “Fund Accounting Servicing Agreement”). As compensation for these services, Fund Services receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees pursuant to the Adviser’s unified fee arrangement with each Fund.

Administrator

Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the administrator for the Funds pursuant to a fund administration servicing agreement (the “Fund Administration Servicing Agreement”).  Under the Fund Administration Servicing Agreement, Fund Services is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust. Fund Services generally will assist in many aspects of the Trust’s and the Funds’ operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the Investment Company Act and the rules thereunder, except as maintained by other agents), assisting in preparing reports to shareholders or investors, assisting in the preparation and filing of tax returns, supplying financial information and supporting data for reports to and filings with the SEC, and supplying supporting documentation for meetings of the Board. Pursuant to the Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from gross negligence, bad faith or willful misconduct in the performance of its duties. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees pursuant to the Adviser’s unified fee arrangement with each Fund.

Table of Contents - SAI

Custodian

U.S. Bank, N.A. (“Custodian”), located at 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Custodian for the Funds pursuant to a custody agreement (the “Custody Agreement”). The Custodian holds each Fund’s assets, among other duties. Under the Custody Agreement, the Custodian is also authorized to appoint certain foreign custodians for Fund investments outside of the United States.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions

Portfolio changes will generally be implemented through [in-kind] transactions for Creation Units; however, the Sub-Adviser may execute brokerage transactions for the Funds and the Funds may incur brokerage commissions, particularly during the early stages of the Funds’ development or in the case of transactions involving realized losses.  Also, the Funds may accept cash as part or all of an In-Kind Creation or Redemption Basket, in which case the Sub-Adviser may need to execute brokerage transactions for the Funds.  Generally, equity securities, including securities of underlying ETFs, are bought and sold through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down.  Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities.  Generally, the Funds will not pay brokerage commissions for such purchases.  When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark-up or reflect a dealer’s mark-down.  When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Adviser may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Adviser, the Sub-Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.  In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order.  Nonetheless, the Adviser and the Sub-Adviser believe that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

Brokerage Selection

The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Sub-Adviser may not select a broker-dealer based on the lowest commission rate available for a particular transaction.  In such cases, the Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services provided to the Sub-Adviser consistent with Section 28(e) of the 1934 Act, which provides that the Sub-Adviser may cause a Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker-dealer would have charged as long as the Sub-Adviser makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer.  To the extent the Sub-Adviser obtains brokerage and research services that it otherwise would acquire at its own expense, the Sub-Adviser may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

Table of Contents - SAI

The Sub-Adviser will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the 1934 Act.  The types of products and services that the Sub-Adviser may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Sub-Adviser may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services.  Any advisory or other fees paid to the Sub-Adviser are not reduced as a result of the receipt of brokerage and research services.

In some cases, the Sub-Adviser may receive a product or service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Sub-Adviser will make a good faith allocation between the research and non-research uses of the product or service.  The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Sub-Adviser faces a potential conflict of interest, but the Sub-Adviser believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

Brokerage with Fund Affiliates

Although not expected, the Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC.  Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the affiliate and a Fund expressly permitting the affiliate to receive and retain such compensation.  These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Funds, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers”

The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the Investment Company Act) that the Funds may hold at the close of their most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

PORTFOLIO MANAGERS

The following table provides information about other accounts managed by the portfolio manager who has day-to-day responsibility for management of the Funds' portfolios. The reporting information is provided as of June 30, 2020. Unless otherwise indicated, none of these accounts has an advisory fee based on the performance of the account.

Table of Contents - SAI

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
John A. Forlines	9	$440.1	None	$0	Unknown	$654.9
Jeffrey R. Thompson	9	$440.1	None	$0	Unknown	$654.9
Richard E. Molari	9	$440.1	None	$0	Unknown	$654.9
Nicholas A. Lobley	9	$440.1	None	$0	Unknown	$654.9

Potential Conflicts of Interest

The portfolio manager's management of “other accounts” may give rise to potential conflicts of interest in connection with her management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund for which she serves as portfolio manager. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund.

The Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective, however.

Compensation

[Each portfolio manager receives a fixed salary and a share of the profits, if any, related to his ownership interest in the Sub-Adviser.] Thus, portfolio manager compensation is aligned with the interests of the Sub-Adviser’s clients, including the Funds and their investors.

Portfolio Manager's Ownership in the Funds

The portfolio managers did not own any Shares of the Funds as of the date of this SAI because the Funds had not yet commenced operations.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), a registered broker-dealer and member of the Financial Industry Regulatory Authority, serves as the distributor of Creation Units for the Funds on an agency basis. The Trust has entered into a Distribution Agreement, (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor’s principal address is 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202. Shares will be continuously offered for sale on a best efforts basis by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Transactions in Creation Units.” The Distributor also acts as an agent for the Trust for those activities described within the Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor and its officers have no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Table of Contents - SAI

Distribution Plan

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the Investment Company Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. There is no current intention to charge such fees pursuant to the Plan. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the independent Trustees who have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of any class of a Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Shares pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Distributor does not retain 12b-1 fees for profit, but instead keeps any excess (if applicable) in retention for future distribution related expenses. The Adviser pays the Distributor a fee for certain distribution related services. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Funds are authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of a Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then-current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

Table of Contents - SAI

Payments to Financial Intermediaries

The Adviser, the Sub-Adviser or another affiliate of the Funds, out of its own resources, may provide compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from the Adviser, the Sub-Adviser or another affiliate of the Funds may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Shares. For example, compensation may be paid to make Shares available to sales representatives and/or customers of a fund supermarket platform or a similar program, such as a model portfolio, or for services provided in connection with such fund supermarket platforms and programs.  Such compensation may also include payments for access to a financial intermediary’s sales force or management, as well as access to conferences or other educational seminars held by a financial intermediary or its affiliates relating directly or indirectly to the Funds. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average net assets attributable to the financial intermediary, which may be based on assets under management or other similar metrics, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds.

Any compensation received by a financial intermediary, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend Shares over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Funds within its organization by, for example, placing it on a list of preferred funds.  Please contact your salesperson, adviser, broker or other investment professional for more information regarding any such payments or incentives that his or her intermediary firm may receive.

ACCOUNTING AND LEGAL SERVICE PROVIDERS

Independent Registered Public Accounting Firm

[_____], serves as the independent auditor to the Funds.

Legal Counsel

Stradley Ronon Stevens & Young LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania, 19103, serves as legal counsel to the Funds.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on April 2, 2014 and has authorized capital of unlimited Shares of beneficial interest of no par value that may be issued in more than one class or series. The Trust consists of four series, including the Funds.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the Investment Company Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders, but if requested in writing by shareholders of at least 25% of the outstanding Shares of a Fund, the Trust will call a meeting of shareholders of the relevant Fund.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights except that in a matter affecting only a particular Fund, only Shares of that fund may be entitles to vote on the matter. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the value of an investor’s investment in the Funds.

Table of Contents - SAI

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC acts as Securities Depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Table of Contents - SAI

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

TRANSACTIONS IN CREATION UNITS

The Funds sell and redeem Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day.  The Funds will not issue fractional Creation Units.  Shares will only be issued against full payment, as further described in the Prospectus and this SAI.

A Creation Unit is an aggregation of [_____] Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Funds or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

To purchase or redeem any Creation Units from the Funds, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in a Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Table of Contents - SAI

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Purchasing Creation Units

Fund Deposit.  The consideration for a Creation Unit of a Fund is the Fund Deposit.  The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component, or an all cash payment (“Cash Value”), as determined by the Adviser to be in the best interest of the Funds.  Because any short positions in a Fund’s portfolio cannot be transferred in-kind, they will be represented by cash in the Cash Component and not in the In-Kind Creation Basket.

The Cash Component will typically include a “Balancing Amount” reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket.  If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to a Fund.  By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, a Fund pays the Balancing Amount to the purchaser.  The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.

The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for a Fund (based on information about the Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction).  If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day, the estimated Cash Component or Cash Value, effective through and including the previous Business Day, per Creation Unit.

The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit is made available.  From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions, investment rebalancing and investment decisions by the Adviser are implemented for a Fund’s portfolio.  All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by a Fund, and the Fund’s determination shall be final and binding.  The Funds reserve the right to accept a nonconforming (i.e., custom) Fund Deposit as described below.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit.  The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Cash in lieu.  The Funds may permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket:

(a)	in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

(b)	for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;

(c)	TBA Transactions, short position and other positions that cannot be transferred in kind will be excluded from the Fund Deposit instruments;

(d)	to the extent a Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio; or

Table of Contents - SAI

In addition, purchases of Creation Units may be made in whole or in part on a cash basis, rather than in kind, under the following circumstances:

(a)	to the extent there is a Balancing Amount;

(b)	if, on a given Business Day, a Fund announces before the open of trading that all purchases or all purchases and redemptions on that day will be made entirely in cash;

(c)	if, upon receiving a purchase order from an Authorized Participant, a Fund determines to require the purchase to be made entirely in cash;

(d)	if, on a given Business Day, a Fund requires all Authorized Participants purchasing Shares on that day to deposit cash in lieu of some or all of the Fund Deposit instruments solely because:

(i)	such instruments are not eligible for transfer either through the NSCC or DTC; or

(ii)	in the case of a Fund’s foreign holdings, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or

(e)
if a Fund permits a “custom” order, which is an order in which an Authorized Participant is permitted to deposit cash in lieu of some or all of the Fund Deposit instruments because (i) such instruments are not available in sufficient quantity; or (ii) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting.

The Funds will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act. All orders involving cash in lieu are considered to be “custom orders.”

Order Cut-Off Time.  For an order involving a Creation Unit to be effectuated at a Fund’s NAV on a particular day, it must be received by the Distributor by or before the deadline for such order (“Order Cut-Off Time”).  The Order Cut-Off Time for creation and redemption orders for the Funds is generally expected to be 4:00 p.m. Eastern time for In-Kind Creation and Redemption Baskets, and 3:00 p.m. Eastern time for Cash Value transactions.  Accordingly, In-Kind Creation and Redemption Baskets are expected to be accepted until the close of regular trading on the Exchange on each Business Day, which is usually 4:00 p.m. Eastern time.  On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time is expected to track the Exchange closing and be similarly earlier than normal.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV.  A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and additional cash is included in a Fund Deposit or Fund Redemption in lieu of such security.  Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on a Fund’s NAV on that Business Day.

In all cases, cash and securities should be transferred to a Fund by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date for cash and the second Business Day following the Transmittal Date for securities. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.

Placement of Creation Orders.  All purchase orders must be placed by or through an Authorized Participant.  To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor through the Transfer Agent.  In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available.  The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC.  In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC.  Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”).  Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System.

Table of Contents - SAI

Orders Using Clearing Process.  In connection with creation orders made through the Clearing Process, the Transfer Agent transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order.  Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor.  An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.  Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside Clearing Process.  Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC.  With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date.  The Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.  The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.  The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.  If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by the appointed time, such order may be canceled.  Upon written notice to the Distributor through the Transfer Agent, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component.  Except as provided in Appendix C, the delivery of Creation Units so created will occur no later than the second Business Day following the day on which the order is deemed received by the Distributor.  Authorized Participants that submit a canceled order will be liable to the Funds for any losses resulting therefrom.

Orders involving foreign securities are expected to be settled outside the Clearing Process.  Thus, upon receipt of an irrevocable purchase order, the Transfer Agent will notify the Distributor, Adviser, and the Custodian of such order.  The Custodian, who will have caused the appropriate local sub-custodian(s) of a Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s).  The Authorized Participant must also make available on or before the Settlement, by means satisfactory to the Funds, immediately available or same day funds in U.S. dollars estimated by the Funds to be sufficient to pay the Cash Component and Transaction Fee.

Table of Contents - SAI

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Transfer Agent in respect of the Funds, including if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the Fund Deposit would have adverse tax consequences to a Fund; (v) acceptance of the Fund Deposit would, in the opinion of the Trust, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust, the Fund or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust make it practically impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events.  The Distributor shall notify an Authorized Participant of its rejection of the order.  The Funds, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit.  Once a Fund has accepted a creation order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV.  The Transfer Agent will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the In-Kind Creation Basket and the Cash Component.  Except as provided in Appendix C, the delivery of Creation Units will generally occur no later than the second Business Day following the Transmittal Date for securities.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date.  In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to a Fund’s account at the applicable sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value, as adjusted from time to time by the Adviser, of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”).  Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.  The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day.  If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the Funds for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% (as adjusted by the Adviser) of the daily marked-to-market value of the missing securities.  To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the Funds for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.  The delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Table of Contents - SAI

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Funds, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees.

Transaction Fees

To compensate for costs incurred in connection with creation and redemption transactions, Authorized Participants will be required to pay to the Funds’ Custodian a Standard Transaction Fee of:

Name of Fund	Fixed Creation Transaction Fee
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	$[___]
TrimTabs Donoghue Forlines Tactical High Yield ETF	$[___]

The Standard Transaction Fee applies to in-kind purchases and redemptions of a Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). The Standard Transaction Fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.  A Variable Transaction Fee of up to 2% of the total value of the Creation Unit may apply for, among other things: (i) creation and redemption transactions that occur outside the Clearing Process, and (ii) transactions effectuated wholly or partly in cash.

The Adviser, subject to the approval of the Board, may adjust the Transaction Fee from time to time. The Standard Transaction Fee is based, in part, on the number of holdings in a Fund’s portfolio and the countries in which they are listed and may be adjusted if such factors significantly change. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

Redeeming Creation Units

Fund Redemptions.  Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds and the Distributor through the Transfer Agent and only on a Business Day.  The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Creation Redemption Amount, or Cash Value, in all instances equal to the value of a Creation Unit.  Because short positions cannot be transferred in kind, however, any short positions in a Fund’s portfolio will be represented by cash in the Cash Redemption Amount and not in the In-Kind Redemption Basket.

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit.  In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

Table of Contents - SAI

The Cash Redemption Amount may include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket.  If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, a Fund pays the Balancing Amount to the redeeming investor.  By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to a Fund.

The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket.  Otherwise, the In-Kind Redemption Basket will be made available by the Adviser or Transfer Agent.  The Funds reserve the right to accept a nonconforming (i.e., custom) Fund Redemption as described below.

Redemptions for a Cash Value may be subject to a variable charge, as explained above.  If applicable, information about the Cash Value will be made available by the Adviser or Transfer Agent.

From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for a Fund’s portfolio.  All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Funds, and the Funds’ determinations shall be final and binding.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Cash in lieu.  The Funds may permit or require cash in lieu to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket:

(a)	in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement;

(b)	for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots;

(c)	TBA Transactions, short position and other positions that cannot be transferred in kind will be excluded from the Fund Redemption instruments;

(d)	to the extent a Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio; or

In addition, redemptions of Creation Units may be made in whole or in part on a cash basis, rather than in kind, under the following circumstances:

(a)	to the extent there is a Balancing Amount;

(b)	if, on a given Business Day, a Fund announces before the open of trading that all redemptions or all purchases and redemptions on that day will be made entirely in cash;

(c)	if, upon receiving a redemption order from an Authorized Participant, a Fund determines to require the redemption to be made entirely in cash;

(d)	if, on a given Business Day, a Fund requires all Authorized Participants redeeming Shares on that day to receive cash in lieu of some or all of the Fund Redemption instruments solely because:

(i)	such instruments are not eligible for transfer either through the NSCC or DTC; or

Table of Contents - SAI

(ii)	in the case of a Fund’s foreign holdings, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or

(f)	if a Fund permits a “custom” order, which is an order in which an Authorized Participant is permitted to receive cash in lieu of some or all of the Fund Redemption instruments because:

(i)	such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or

(ii)	a holder of Shares would be subject to unfavorable federal income tax treatment if it received redemption proceeds of a Fund’s foreign holdings in kind.

The Funds will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act.

Placement of Redemption Orders. Redemptions must be placed to the Distributor through the Transfer Agent.  In addition, redemption orders must be processed either through the DTC process or the Clearing Process.  To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor through the Transfer Agent.

An Authorized Participant submitting a redemption order is deemed to represent to the Funds that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to a Fund.  The Funds reserve the absolute right, in their sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Funds.  If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by a Fund.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date.  In these instances, the Trust reserves the right to settle these transactions on a net basis.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.  Orders deemed received will be effectuated based on the NAV of a Fund as next determined.  An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Order Cut-Off Time will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day.  In connection with such orders, the Transfer Agent transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption.  Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to a Fund, together with such additional information as may be required by the Distributor.  Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System.  The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC.  Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Distributor not later than the Order Cut-Off Time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Table of Contents - SAI

Orders involving foreign securities are expected to be settled outside the Clearing Process.  Thus, upon receipt of an irrevocable redemption order, the Transfer Agent will notify the Distributor, Adviser and the Custodian.  The Custodian will then provide information of the redemption to the Funds’ local sub-custodian(s).  The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash) can be delivered from a Fund’s accounts at the applicable local sub-custodian(s).

The calculation of the value of the In-Kind Redemption Basket and the Balancing Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Distributor through the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either: (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the In-Kind Redemption Basket and the Balancing Amount will normally be that of the Business Day (i.e., the new Transmittal Date) provided that the Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, that Business Day pursuant to a properly submitted redemption order.

The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Delivery of Redemption Basket.  Once a Fund has accepted a redemption order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV and the Cash Redemption Amount.  A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount and any cash in lieu will be effected through DTC.  The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date.  In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method.  When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions.  In the case of a cash redemption, the investor will receive the Cash Value of the In-Kind Redemption Basket minus any Transaction Fees.

Table of Contents - SAI

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. Each Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding. For further information, see the “Net Asset Value” section of the Prospectus, which is incorporated by reference here.

TAXATION

General

For federal income tax purposes, each Fund will be treated as a separate corporate entity and has elected to be, and intends to qualify each taxable year for treatment as, a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”).  Such qualification generally relieves the Funds of liability for federal income tax to the extent their net earnings and net realized gains are distributed in accordance with applicable requirements.  If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded RICs, the Fund would be subject to federal tax on all of its taxable income at the corporate income tax rate, without any deduction for dividends paid to its shareholders.  In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of a Fund’s current and accumulated earnings and profits and would be eligible for taxation at reduced rates for non-corporate shareholders and for the dividends-received deduction available in some circumstances to corporate shareholders.  Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough and cannot be remedied, the Fund could be disqualified as a RIC.

As long as a Fund meets certain requirements that govern the Fund’s source of income, diversification of assets and distribution of earnings to its shareholders, the Fund will not be subject to U.S. federal income tax on income distributed (or treated as distributed, as described below) to its shareholders. With respect to the source of income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from interests in qualified publicly traded partnerships (“QPTP”). A QPTP is generally defined as a publicly traded partnership under Section 7704 of the Code, but does not include a publicly traded partnership if 90% or more of its income is described in (i) above.

With respect to the diversification of assets requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more QPTPs.

A 4% non-deductible excise tax is imposed on a RIC that fails to distribute currently an amount equal to at least 98% of its ordinary taxable income and 98.2% of its capital gain net income (excess of capital gains over capital losses), if any.  Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

Table of Contents - SAI

Taxation of a Fund’s Shareholders

The Trust, on behalf of a Fund, has the right to reject an order to purchase Shares if (1) the purchaser (or group of purchasers) would, upon obtaining the ordered Shares, own 80% or more of the outstanding Shares and (2) pursuant to section 351 of the Code, the Fund would have a basis in the In-Kind Creation Basket securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.  Dividends declared in October, November or December of any year payable to shareholders of record on a date in such a month will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

Distributions from a Fund’s net investment income, the excess of net short-term capital gain in excess of net long-term capital loss, if any, and income from securities lending are taxable as ordinary income.  Distributions of “qualified dividend income” (as described in the Prospectus) paid by a Fund to individual and certain other non-corporate taxpayers are taxed at rates applicable to net long-term capital gains.  This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and the dividends are attributable to qualified dividend income received by a Fund itself.  Distributions reinvested in additional Shares through a dividend reinvestment service will be taxable to shareholders acquiring such additional Shares to the same extent as if such distributions had been received in cash.  Distributions of net long-term capital gain, if any, in excess of net short-term capital loss are taxable as long-term capital gains, regardless of how long shareholders have held the Shares.

If, for any taxable year, the total Fund distributions exceed its current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her Shares, and thereafter as gain from the sale of Shares.  The amount treated as a tax-free return of capital will reduce the shareholder’s adjusted basis in his or her Shares (but not below zero), thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of those Shares.

The sale, exchange or redemption of Shares may give rise to a capital gain or loss.  In general, any gain or loss realized on a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year; otherwise, the gain or loss will be treated as short-term capital gain or loss.  A loss realized on a sale, exchange or redemption of Shares may be disallowed if other Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61 day period beginning thirty days before and ending thirty days after the date that the Shares are disposed of.  In such a case, the basis in the Shares acquired must be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.  Distribution of ordinary income and capital gains may also be subject to state and local taxes.  An individual investor also should be aware that the benefits of the reduced tax rate applicable to long-term capital gains may be impacted by the application of the federal alternative minimum tax.

Each year shareholders will receive a report of the amounts of dividends paid from ordinary income, the amount of distributions paid from net capital gain and the portion of dividends, if any, that may qualify for the dividends-received deduction or as qualified dividend income.  A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should  consult  their  tax advisors  to determine  the applicability  of these  regulations  in light  of their individual circumstances.

Table of Contents - SAI

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans, such as 401(k) plans, and individual retirement accounts. Shareholders should consult their tax advisors to determine the suitability of Shares as an investment through such plans and accounts.

Investment income received by a Fund from sources within foreign countries and gains it realizes on the disposition of foreign securities may be subject to foreign income taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of such taxes or exemption thereto on such income and gains.  It is impossible to know the effective rate of foreign tax in advance, since the amount of a Fund’s assets to be invested within various countries cannot be determined.  If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by the Fund.  However, there can be no assurance that a Fund will be able to do so.  Pursuant to this election, you would be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by a Fund, (2) treat your pro rata share of those foreign taxes as having been paid by you and (3) either deduct that pro rata share in computing your taxable income or treat it as a credit against federal income tax.  You may be subject to rules that limit or reduce your ability to fully deduct or claim a credit for your pro rata share of the foreign taxes paid by a Fund.

The Funds will be required in certain cases to impose “backup withholding” on taxable dividends and gross proceeds realized upon the sale of Shares paid to a shareholder who has failed to provide a correct tax identification number in the manner required, who is subject to withholding for failure properly to include on his or her federal income tax return payments of taxable interest or dividends, or who has failed to certify to the Funds when required to do so either that he or she is not subject to backup withholding or is an “exempt recipient.”  Backup withholding is not an additional tax, and any amounts withheld may be credited against a shareholder’s federal income tax liability if proper documentation is provided.

Except as described below, dividends paid by a Fund to a nonresident alien individual, a foreign trust or estate, or a foreign partnership (each, a “Non-U.S. Shareholder”) are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and net short-term capital gains.  Two categories of dividends, however, “short-term capital gain dividends” and “interest-related dividends,” a Fund pays to a Non-U.S. Shareholder (with certain exceptions) and reports in writing to its shareholders are exempt from that tax.  “Short-term capital gain dividends” are dividends that are attributable to “qualified short-term gain” (i.e., net short-term capital gain, computed with certain adjustments).  “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain OID, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) from sources within the United States.  In addition, capital gains a Non-U.S. Shareholder realizes on the sale of Shares and capital gain distributions to such a shareholder generally will not be subject to federal income tax unless the Non-U.S. Shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year.

In order to obtain a reduced rate of withholding, a Non-U.S. Shareholder will be required to provide an IRS Form W-8BEN or W-8BEN-E to certify its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a Non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are “effectively connected” with the Non-U.S. Shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends are subject to regular federal income tax as if the Non-U.S. Shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A Non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding.

Table of Contents - SAI

Foreign Account Tax Compliance Act (“FATCA”) -- Under FATCA, “foreign financial institutions” (“FFIs”) and “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on income dividends a Fund pays.  After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions and the proceeds of redemptions of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected).  As discussed more fully below, the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI, and (b) by an NFFE that certifies its status as such and, in certain circumstances, reports information regarding substantial U.S. owners.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code.  Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

The U.S. Treasury Department has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of the IGA instead of U.S. Treasury regulations.  An FFI resident in a country that has entered into a Model I IGA with the United States must report to that country’s government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders.  An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances, either that (1) it does not have any substantial U.S. owners or (2) it does have one or more such owners and reports the name, address, and taxpayer identification number of each such owner.  The NFFE will report to the Fund or other applicable withholding agent, which may, in turn, report information to the IRS.

Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above.  Foreign investors are urged to consult their tax advisers regarding the application of these requirements to their own situation and the impact thereof on their investment in the Funds.

Taxation of a Fund’s Investments and Activities

The tax principles applicable to transactions in financial instruments that may be engaged in by a Fund and investments in PFICs, as discussed in more detail above, are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash from them, thereby requiring the Fund to liquidate other positions or to borrow money so as to make sufficient distributions to shareholders to satisfy the requirements for RICs and avoid fund-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, the distributions of which are taxable to its shareholders as ordinary income.  In addition, in the case of shares of a PFIC in which a Fund invests, the Fund may be liable for fund-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income and gain annually during the period of its ownership of the PFIC shares.

Table of Contents - SAI

Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar.  The types of transactions covered by the special rules include the following: (1) acquiring or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in U.S. Treasury regulations, preferred stock); (2) accruing certain trade receivables and payables; and (3) entering into or acquiring any forward contract, option or futures interest on foreign currency or similar financial instrument if such instrument is not marked to market.  The disposition of a currency other than the U.S. dollar by a Fund is also treated as a transaction subject to the special currency rules.  With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss.  These gains or losses increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.  The Fund may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in its hands and that are not part of a straddle.  Certain transactions subject to the special currency rules that are part of a “Section 988 hedging transaction” will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code.  Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund that is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

Certain options, futures and foreign currency contracts are considered “Section 1256 contracts” for federal income tax purposes.  Section 1256 contracts held by a Fund at the end of each taxable year are “marked to market” and treated for those purposes as though they were sold for their fair market value on the last business day of the year.  Net gains or losses recognized on those deemed sales, and net gains or losses realized by a Fund on actual sales of Section 1256 contracts are treated as 60% long-term and 40% short-term capital gains or losses.  The Funds can elect to exempt their Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.

Any forward contract or other position entered into or held by a Fund in conjunction with any other position it holds may constitute a “straddle” for federal income tax purposes.  A straddle of which at least one, but not all, the positions are Section 1256 contracts may constitute a “mixed straddle.”  In general, straddles are subject to certain rules that may affect the amount, character and timing of recognition of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in the straddle; (2) the Fund’s holding period for certain straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions be deferred.  Various elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.  In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

A market discount bond is a bond acquired in the secondary market at a price below its redemption value or adjusted issue price if issued with OID.  Absent an election by the Funds to include the market discount in income as it accrues, gain on a Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Table of Contents - SAI

FINANCIAL STATEMENTS

The Funds are newly organized and therefore have not yet had any operations prior to the date of this SAI.   When available, you may request a copy of the Funds’ Annual Report at no charge by calling 1-800-617-0004 or through the Funds’ website at www.trimtabsfunds.com.
Table of Contents - SAI

Appendix A

Proxy Voting Policies and Procedures for the Trust

PROXY VOTING POLICIES AND PROCEDURES OF
TRIM TABS ASSET MANAGEMENT, LLC

A.	General Proxy Voting Policies

(1)
Firm understands and appreciates the importance of proxy voting. To the extent that Firm has discretion to vote the proxies of its advisory clients, Firm will vote any such proxies in the best interests of advisory clients and investors (as applicable) and in accordance with the policies of Broadridge and the procedures outlined below.

B.	Proxy Voting Procedures

(1)
All proxies sent to advisory clients that are actually received by Firm or recorded by Broadridge (to vote on behalf of the advisory clients) will be provided to the Chief Compliance Officer or his delegate.

(2)	The Chief Compliance Officer will instruct Broadridge to generally adhere to the following procedures (subject to limited exception):

(a)	A written record of each proxy received by Firm or recorded by Broadridge (on behalf of its advisory clients) will be kept in Firm’s files;

(b)	Broadridge and the Chief Compliance Officer will determine which of Firm’s advisory clients hold the security to which the proxy relates;

(c)	Firm and Broadridge (collectively, referred to as “Proxy Voting Committee”) will review the proxy and determine how to vote the proxy in question in accordance with the guidelines set forth below.

(d)
Prior to voting any proxies, the Proxy Voting Committee will attempt to determine if there are any conflicts of interest related to the proxy in question. If a conflict is identified, the Chief Compliance Officer will make a determination as to whether the conflict is material or not.

(i)	If no material conflict is identified pursuant to these procedures, the Proxy Voting Committee will make a decision on how to vote the proxy in question.

(e)
Although not presently intended to be used on a regular basis, Firm is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

C.	Handling of Conflicts of Interest

(1)
As stated above, in evaluating how to vote a proxy, the Proxy Voting Committee will first determine whether there is a conflict of interest related to the proxy in question between Firm and its advisory clients. This examination will include (but will not be limited to) an evaluation of whether the Firm (or any affiliate of Firm has any relationship with the company or an affiliate of the company) to which the proxy relates outside an investment in such company by an advisory client of Firm.

(2)
If a conflict is identified and deemed “material” by the Proxy Voting Committee, Firm will determine whether voting in accordance with these proxy voting guidelines is in the best interests of affected advisory clients (which may include utilizing an independent third-party to vote such proxies).

(3)
With respect to material conflicts, Firm will determine whether it is appropriate to disclose the conflict to affected advisory clients and investors and give advisory clients and investors the opportunity to vote the proxies in question themselves, if applicable. If an advisory client is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the investment management agreement between Firm and the ERISA advisory client reserves the right to vote proxies when Firm has determined that a material conflict exists that does affect its best judgment as a fiduciary to the ERISA advisory client, Firm will:

Table of Contents - SAI

(a)	Give the ERISA advisory client the opportunity to vote the proxies in question themselves; or

(b)	Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA Advisory Clients (if any).

D.	Voting Guidelines

In the absence of specific voting guidelines mandated by a particular advisory client, Firm will endeavor to vote proxies in the best interests of each advisory client via the Broadridge policy.

In some foreign markets where proxy voting demands fee payment for agent services, Firm will balance the cost and benefit of proxy voting and may give up the proxy voting if the cost associated is greater than the benefits from voting.

(1)
Although voting certain proxies may be subject to the discretion of Firm, Firm is of the view that voting proxies in accordance with the following general guidelines is in the best interests of its advisory clients:

(a)	Firm will generally vote in favor of routine corporate housekeeping proposals including, but not limited to, the following:

(i)	election of directors (where there are no related corporate governance issues);
(ii)	selection or reappointment of auditors; or
(iii)	increasing or reclassification of common stock.

(b)	Firm will generally vote against proposals that:

(iv)	make it more difficult to replace members of the issuer’s board of directors or board of managers; and
(v)	introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain advisory clients of Firm.

(c)	Firm will generally vote against proposals that make it more difficult for an issuer to be taken over by outsiders, and in favor of proposals to do the opposite.

(d)
Firm will generally vote in favor of proposals by management or shareholders concerning various compensation and stock option plans that will act to make management and employee compensation more dependent on long-term stock price performance.

(e)
Firm will generally vote against proposals to move the company to another state less favorable to shareholders’ interests, or to restructure classes of stock in such a way as to benefit one class of shareholders at the expense of another, such as dual classes (A and B shares) of stock.

E.	Disclosure of Procedures

A brief summary of these proxy voting procedures will be included in Firm’s Form ADV Part II and will be updated whenever these policies and procedures are updated.

F.	Record-keeping Requirements

Table of Contents - SAI

The Chief Compliance Officer via Broadridge will be responsible for maintaining files relating to Firm’s proxy voting procedures. Records will be maintained and preserved for five (5) years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Firm. Records of the following will be included in the files:

(1)	Copies of these proxy voting policies and procedures, and any amendments thereto;

(2)
A copy of each proxy statement that Firm or Broadridge actually receives; provided, however, that Firm may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

(3)	A record of each vote that Firm via Broadridge casts;

(4)	A copy of any document that Firm created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

(5)
A copy of each written request for information on how Firm voted such advisory client’s proxies and a copy of any written response to any request for information on how Firm voted proxies on behalf of advisory clients.

G.	Testing and Reporting

The CCO will review the records on a quarterly basis and report compliance on the quarterly checklist.

Table of Contents - SAI

Appendix B

Sub-Adviser Proxy Voting Policies and Procedures

Table of Contents - SAI
B-1

Appendix C

Description of Securities Ratings

Corporate and Municipal Long-Term Bond Ratings

Standard & Poor’s (“S&P”) Corporate and Municipal Long-Term Bond Ratings:

The following descriptions of S&P’s long-term corporate and municipal bond ratings have been published by Standard & Poor’s Financial Service LLC.

AAA — An obligation rated ‘AAA’ has the highest rating assigned by S&P   Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D — An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Table of Contents - SAI

Plus (+) or Minus (-) — The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Corporate Bond Ratings:

The following descriptions of Moody’s long-term corporate bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s U.S. Municipal Long-Term Bond Ratings:

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa — Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa — Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A — Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa — Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba — Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Table of Contents - SAI

B — Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa — Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca — Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C — Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Modifiers: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings Ltd. (“Fitch”) Corporate Bond Ratings:

The following descriptions of Fitch’s long-term corporate bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B — Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC — Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CCC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CCC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

Table of Contents - SAI

CC — Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C — Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) — The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Fitch’s Municipal Bond Long-Term Ratings:

The following descriptions of Fitch’s long-term municipal bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

Table of Contents - SAI

BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time.

B — Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. ‘CCC’ ratings indicate that default is a real possibility.

CC — Very high levels of credit risk. ‘CC’ ratings indicate default of some kind appears probable.

C — Near default. ‘C’ ratings indicate a default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

•	the formal announcement by the issuer or their agent of a distressed debt exchange;

a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD — Restricted default. ‘RD’ ratings indicate an issue that in Fitch’s opinion has experienced:

•	an uncured payment default on a bond, loan or other material financial obligation, but

•	has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

•	has not otherwise ceased operating.

This would include:

•	the selective payment default on a specific class or currency of debt;

•
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•
the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D — Default. ‘D’ ratings indicate a default. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•	the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults — “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Table of Contents - SAI

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns — Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

Plus (+) or Minus (-) — The modifiers “+” or “-”may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or to Long-Term Rating categories below ‘B’.

Municipal Short-Term Bond Ratings

S&P’s Municipal Short-Term Bond Ratings:

The following descriptions of S&P’s short-term municipal ratings have been published by Standard & Poor’s Financial Service LLC.

SP-1 — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

Moody’s Short-Term Municipal Ratings:

The following descriptions of Moody’s short-term municipal ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

MIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Table of Contents - SAI

Short-Term Credit Ratings

S&P’s Short-Term Credit Ratings:

The following descriptions of S&P’s short-term credit ratings have been published by Standard & Poor’s Financial Service LLC.

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Dual Ratings — S&P may assign “dual” ratings to all debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

Moody’s Short-Term Ratings:

The following descriptions of Moody’s short-term credit ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Table of Contents - SAI

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s Short-Term Credit Ratings:

The following descriptions of Fitch’s short-term credit ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C — High short-term default risk. Default is a real possibility.

RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically, applicable to entity ratings only.

D — Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

Table of Contents - SAI

TRIMTABS ETF TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	(i)	Amended and Restated Certificate of Trust. (Incorporated by reference to Registrant’s registration statement filed on September 5, 2014).
	(ii)	Trust Instrument. (Incorporated by reference to Registrant’s registration statement filed on September 5, 2014).
(b)		By-laws. (Incorporated by reference to Registrant’s registration statement filed on September 5, 2014).
(c)		Trust Instrument, Articles IV, V, and VI, and By-Laws, Articles V, VI, VII and VIII.
(d)	(i)	Investment Advisory Agreement between Registrant and TrimTabs Asset Management, LLC. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed December 16, 2014).
	(ii)	Appendix A to the Investment Advisory Agreement between Registrant and TrimTabs Asset Management, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).
(e)	(i)	Amended and Restated Distribution Agreement between Registrant and Quasar Distributors, LLC – (Incorporated by reference to Registrant’s Post-Effective Amendment No. 35 filed November 20, 2018).
	(ii)	Form of Authorized Participant Agreement. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed September 20, 2016).
	(iii)	Annex I to the Authorized Participant Agreement. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).
(f)		Bonus, profit sharing or pension plans. (Not applicable)
(g)	(i)	Form of Custody Agreement between Registrant and U.S. Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed September 20, 2016).
	(ii)	Exhibit B to the Custody Agreement between Registrant and U.S. Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).
(h)	(i)	Form of Transfer Agency Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed September 20, 2016).
(ii)
Exhibit A to the Transfer Agency Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).

(iii)
Form of Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed September 20, 2016).

(iv)
Exhibit A to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).

	(v)	Form of Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed September 20, 2016).
(vi)
Exhibit A to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).

(i)		Opinion and Consent of Counsel. (None)
(j)		Consent of Independent Registered Public Accounting Firm. (None)
(k)		Financial Statements Omitted from Prospectus. (None)
(l)		Letter of Investment Intent. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed December 16, 2014).

(m)		Plan Pursuant to Rule 12b-1 with respect to shares of the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).
(n)		Plan Pursuant to Rule 18f-3 under the 1940 Act. (Not applicable)
(o)		Reserved.
(p)	(i)	Form of Code of Ethics of Registrant. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed December 16, 2014).
	(ii)	Code of Ethics of TrimTabs Asset Management, LLC. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed December 16, 2014).
	(iii)	Code of Ethics of Quasar Distributors, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed September 20, 2016).
(q)	(i)	Power of Attorney for Stephen J. Posner (Incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed November 27, 2019).
	(ii)	Power of Attorney for David A. Kelly (Incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed November 27, 2019).
	(iii)	Power of Attorney for Charles Biderman (Incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed November 27, 2019).

Item 30.    Indemnification.

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Trust Instrument dated as of April 2, 2014 (the “Trust Instrument”), that permits the Registrant to indemnify its trustees and officers under certain circumstances.  Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended.  The Registrant’s Trust Instrument provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

In particular, Article IX, Sections 1 and 2 of the Registrant’s Trust Instrument provide as follows:

Section 1.   INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii) as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust, a Series or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust or the applicable Series; or

(ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust or the applicable Series nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust or the applicable Series, as the case may be, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.  Nothing contained herein shall affect any rights to indemnification to which Trust or Series personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that any such advancement will be made in accordance with any conditions required by the Commission.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 2. INDEMNIFICATION OF SHAREHOLDERS.  If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon or expenses related thereto from the Assets belonging to the Series.

Section 9 of the Investment Advisory Agreement between the Registrant and TrimTabs Asset Management, LLC provides:

(a) Adviser will give the Trust the benefit of the Adviser’s best judgment and efforts in rendering its services to the Trust.  Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.  Any person, even though also an officer, director, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of Adviser even though paid by it.

(b) Adviser is expressly put on notice of, and hereby acknowledges and agrees to, the limitation of shareholder liability as set forth in the Trust Instrument of the Trust and agrees that the obligations assumed by the Trust under this contract shall be limited in all cases to the Trust and its assets.  Adviser shall not seek satisfaction of any such obligation from the shareholders or any shareholder of the Trust, nor shall Adviser seek satisfaction of any such obligation from the Trustees or any individual Trustee of the Trust.  Adviser understands that the rights and obligations of each series of shares of the Trust under the Trust Instrument are separate and distinct from those of any and all other series.

(c) Neither party shall be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(d) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

The Form of Distribution Agreement between the Registrant and Quasar Distributors, LLC provides:

Article 7: Indemnification of Distributor. The Trust agrees to indemnify, defend and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees and disbursements incurred in connection therewith), (i) arising by reason of any person acquiring any Shares or Creation Units, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading or (ii) any breach of any representation, warranty or covenant made by the Trust in this Agreement. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

In no case (i) is the indemnity of the Trust to be deemed to protect the Distributor against any liability to the Trust or its Shareholders to which the Distributor or such person otherwise would be subject by reason of willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Trust to be liable to the Distributor under the indemnity agreement contained in this Article 7 with respect to any claim made against the Distributor or any person indemnified unless the Distributor or other person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Distributor or such other person (or after the Distributor or the person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to the Distributor or any person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity provision. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to the indemnified defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain legal counsel, the indemnified defendants shall bear the fees and expenses of any additional legal counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any legal counsel retained by the indemnified defendants.

The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of its Shares or Creation Units.

Article 8: Indemnification of Trust. The Distributor covenants and agrees that it will indemnify and hold harmless the Trust and each of its Trustees,  officers, employees and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith) based upon the 1933 Act or any other statute or common law and arising by reason of any person acquiring any Shares or Creation Units, and alleging a wrongful act of the Distributor or any of its employees or alleging that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading, insofar as the statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Distributor.

Without limiting the generality of the foregoing, Distributor shall indemnify and hold the Trust harmless from and against any and all actual losses, expenses, and liabilities (including reasonable attorneys' fees) that the Trust may sustain or incur arising out of any breach of this Agreement.

In no case (i) is the indemnity of the Distributor in favor of the Trust or any other person indemnified to be deemed to protect the Trust or any other person against any liability to which the Trust or such other person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Trust or any person indemnified unless the Trust or person, as the case may be, shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust or upon any person (or after the Trust or such person shall have received notice of service on any designated agent). However, failure to notify the Distributor of any claim shall not relieve the Distributor from any liability which it may have to the Trust or any person against whom the action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

The Distributor shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by legal counsel chosen by the Distributor and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld. In the event that the Distributor elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional legal counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

The Distributor agrees to notify the Trust promptly of the commencement of any litigation, regulatory action (including an investigation) or proceedings against it or any of its officers in connection with the issue and sale of any of the Trust’s’ Shares or Creation Units.

Item 31.   Business and Other Connections of the Investment Advisor.

Reference is made to the caption “Fund Management” in the Prospectus constituting Part A that is included in this Registration Statement and “Management of the Fund” in the Statement of Additional Information constituting Part B that is included in this Registration Statement.

The information as to the directors and executive officers of TrimTabs Asset Management, LLC is set forth in TrimTabs Asset Management, LLC’s Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-72450), and is incorporated herein by reference.

Item 32.   Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Managed Portfolio Series
Aegis Funds	Manager Directed Portfolios
Allied Asset Advisors Funds	Matrix Advisors Fund Trust
Alpha Architect ETF Trust	Matrix Advisors Value Fund, Inc.
Angel Oak Funds Trust	Monetta Trust
Barrett Opportunity Fund, Inc.	Nicholas Equity Income Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Fund, Inc.
Brookfield Investment Funds	Nicholas High Income Fund, Inc.
Buffalo Funds	Nicholas II, Inc.
Chestnut Street Fund	Nicholas Ltd Edition, Inc.
Cushing® Mutual Funds Trust	North Capital Funds Trust
DoubleLine Funds Trust	Permanent Portfolio Family of Funds
ETF Series Solutions	Perritt Funds, Inc.
First American Funds, Inc.	PRIMECAP Odyssey Funds
FundX Investment Trust	Procure ETF Trust I
Glenmede Fund, Inc.	Procure ETF Trust II
Glenmede Portfolios	Professionally Managed Portfolios
GoodHaven Funds Trust	Prospector Funds, Inc.
Greenspring Fund, Inc.	Provident Mutual Funds, Inc.
Harding Loevner Funds, Inc.	RBB Fund, Inc.
Hennessy Funds Trust	RBC Funds Trust
Horizon Funds	Series Portfolios Trust
Hotchkis & Wiley Funds	Thompson IM Funds, Inc.
Intrepid Capital Management Funds Trust	TIGERSHARES Trust
Jacob Funds, Inc.	TrimTabs ETF Trust
Jensen Quality Growth Fund Inc.	Trust for Professional Managers
Kirr Marbach Partners Funds, Inc.	Trust for Advised Portfolios
Listed Funds Trust	USCA Fund Trust
LKCM Funds	USQ Core Real Estate Fund
LoCorr Investment Trust	Wall Street EWM Funds Trust
Lord Asset Management Trust	Wisconsin Capital Funds, Inc.
MainGate Trust	YCG Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Position with Quasar	Positions and Offices with the Registrant
Richard J. Berthy(1)	President, Treasurer & Manager	None
Teresa M.K. Cowan(2)	Vice President	None
Mark A. Fairbanks(1)	Vice President	None
Jennifer K. DiValerio(3)	Vice President	None
Jennifer E. Hoopes(1)	Secretary	None
Susan L. LaFond(2)	Chief Compliance Officer- Distribution Services	None
Jennifer A. Brunner(2)	Chief Compliance Officer- Dealer Clearing Services	None
Weston Sommers(1)	Financial Operations Principal	None
(1) Three Canal Plaza, Suite 100, Portland, ME 04101
(2) 111 E. Kilbourn Ave, Suite 1250, Milwaukee, WI 53202
(3) 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312

(c) Not Applicable.

Item 33.   Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the addresses below.

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	TrimTabs Asset Management, LLC 1345 Avenue of the Americas, 2nd Floor New York, NY 10105
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 E. Kilbourn Ave., Suite 2200 Milwaukee, WI 53202

Item 34.   Management Services

Not applicable.

Item 35.   Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 14th day of August, 2020.

TRIMTABS ETF TRUST

By:	/s/ Janet F. Johnston
Janet F. Johnston
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 42 to its Registration Statement has been signed below on August 14, 2020 by the following persons in the capacities indicated.

Signature	Title
/s/ Janet F. Johnston Janet F. Johnston	President and Principal Executive Officer
/s/ Vince (Qijun) Chen Vince (Qijun) Chen	Principal Financial Officer
/s/ Charles Biderman * Charles Biderman	Trustee
/s/ Stephen J. Posner * Stephen J. Posner	Trustee
/s/ David A. Kelly* David A. Kelly	Trustee
* By: /s/ Janet F. Johnston * Signatures affixed by Janet F. Johnston pursuant to powers of attorney dated November 25, 2019.

TRIMTABS ETF TRUST

EXHIBIT INDEX

None.